UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2019

Semiannual Report

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
25	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
33	Information About Your Fund’s Expenses
34	Proxy Voting
35	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Small Cap Index VIP

Performance Summary	June 30, 2019 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 0.51% and 0.80% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,688	$9,646	$14,067	$13,914	$34,569
	Average annual total return	16.88%	–3.54%	12.05%	6.83%	13.21%
Russell 2000 Index	Growth of $10,000	$11,698	$9,669	$14,164	$14,067	$35,313
	Average annual total return	16.98%	–3.31%	12.30%	7.06%	13.45%

DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,670	$9,620	$13,951	$13,737	$33,680
	Average annual total return	16.70%	–3.80%	11.74%	6.56%	12.91%
Russell 2000 Index	Growth of $10,000	$11,698	$9,669	$14,164	$14,067	$35,313
	Average annual total return	16.98%	–3.31%	12.30%	7.06%	13.45%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

DWS Small Cap Index VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/19	12/31/18
Common Stocks	99%	98%
Cash Equivalents	1%	1%
Government & Agency Obligations	0%	1%
Rights	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	6/30/19	12/31/18
Financials	18%	18%
Health Care	17%	16%
Industrials	16%	15%
Information Technology	13%	15%
Consumer Discretionary	11%	12%
Real Estate	8%	7%
Energy	4%	3%
Materials	4%	4%
Utilities	4%	4%
Consumer Staples	3%	3%
Communication Services	2%	3%
	100%	100%

Ten Largest Equity Holdings (2.8% of Net Assets)		Percent
1	Array BioPharma, Inc.
	Provider of drug discovery products and services	0.5%
2	Haemonetics Corp.
	Manufactures and markets automated blood processing systems	0.3%
3	Novocure Ltd.
	Researches and develops novel technologies for the treatment of cancer	0.3%
4	Deckers Outdoor Corp.
	Designs and markets function-oriented footwear and apparel	0.3%
5	Science Applications International Corp.
	Provides consulting services	0.3%
6	EMCOR Group, Inc.
	Provider of mechanical and electrical construction services	0.3%
7	Portland General Electric Co.
	Distributor of electricity	0.2%
8	Radian Group, Inc.
	Provider of financial guarantee insurance	0.2%
9	Southwest Gas Holdings, Inc.
	Distributor of natural gas to residential, commercial, and industrial customers	0.2%
10	Teladoc Health, Inc.
	Provider of healthcare services	0.2%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

4	|	DWS Small Cap Index VIP

Investment Portfolio	as of June 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 98.6%
Communication Services 2.5%
Diversified Telecommunication Services 0.6%

ATN International, Inc.	2,043	117,943

Bandwidth, Inc. “A”*	2,969	222,734

Cincinnati Bell, Inc.*	9,221	45,644

Cogent Communications Holdings, Inc.	7,758	460,515

Consolidated Communications Holdings, Inc. (a)	12,539	61,817

Frontier Communications Corp.* (a)	18,655	32,646

IDT Corp. “B”*	3,076	29,130

Intelsat SA*	12,382	240,830

Iridium Communications, Inc.*	18,296	425,565

Ooma, Inc.*	3,785	39,667

Orbcomm, Inc.*	14,001	101,507

Pareteum Corp.*	19,839	51,780

pdvWireless, Inc.*	1,758	82,626

Vonage Holdings Corp.*	41,831	473,945

		2,386,349

Entertainment 0.3%

AMC Entertainment Holdings, Inc. “A” (a)	9,301	86,778

Eros International PLC*	5,914	7,984

Gaia, Inc.*	2,099	15,910

Glu Mobile, Inc.*	21,398	153,638

IMAX Corp.*	9,729	196,526

Liberty Media Corp.-Liberty Braves “A”*	1,750	48,650

Liberty Media Corp.-Liberty Braves “C”*	6,673	186,644

LiveXLive Media, Inc.*	5,338	22,153

Marcus Corp.	4,145	136,619

Reading International, Inc. “A”*	2,982	38,706

Rosetta Stone, Inc.*	3,794	86,807

		980,415

Interactive Media & Services 0.5%

Care.com, Inc.*	4,045	44,414

Cargurus, Inc.*	13,719	495,393

Cars.com, Inc.*	12,279	242,142

DHI Group, Inc.*	9,464	33,787

Eventbrite, Inc. “A”*	6,752	109,382

EverQuote, Inc. “A”*	1,566	20,358

Liberty TripAdvisor Holdings, Inc. “A”*	13,258	164,399

Meet Group, Inc.*	12,799	44,541

QuinStreet, Inc.*	8,381	132,839

Travelzoo*	892	13,772

TrueCar, Inc.*	19,144	104,526

Yelp, Inc.*	13,946	476,674

		1,882,227

Media 1.0%

Boston Omaha Corp. “A”*	1,860	43,059

Cardlytics, Inc.*	2,514	65,314

cbdMD, Inc.*	1,747	10,307

Central European Media Enterprises Ltd. “A”*	16,666	72,664

Clear Channel Outdoor Holdings, Inc.*	6,625	31,270

	Shares	Value ($)

comScore, Inc.*	9,045	46,672

Cumulus Media, Inc. “A”*	2,638	48,935

Daily Journal Corp.*	205	48,790

Emerald Expositions Events, Inc.	4,554	50,777

Entercom Communications Corp. “A”	22,972	133,238

Entravision Communications Corp. “A”	10,622	33,141

Fluent, Inc.*	7,895	42,475

Gannett Co., Inc.	19,476	158,924

Gray Television, Inc.*	16,844	276,073

Hemisphere Media Group, Inc.*	3,256	42,067

Lee Enterprises, Inc.*	9,951	22,290

Liberty Latin America Ltd. “A”*	8,551	147,334

Liberty Latin America Ltd. “C”*	21,040	361,678

Loral Space & Communications, Inc.*	2,351	81,133

Marchex, Inc. “B”*	6,430	30,221

MDC Partners, Inc. “A”*	10,611	26,740

Meredith Corp.	7,367	405,627

MSG Networks, Inc. “A”*	10,734	222,623

National CineMedia, Inc.	11,569	75,893

New Media Investment Group, Inc.	11,282	106,502

Saga Communications, Inc. “A”	704	21,993

Scholastic Corp.	5,328	177,103

TechTarget, Inc.*	4,200	89,250

TEGNA, Inc.	40,208	609,151

The E.W. Scripps Co. “A”	10,130	154,888

Tribune Publishing Co.	3,218	25,647

WideOpenWest, Inc.*	4,517	32,793

		3,694,572

Wireless Telecommunication Services 0.1%

Boingo Wireless, Inc.*	8,028	144,263

Gogo, Inc.* (a)	10,268	40,867

Shenandoah Telecommunications Co.	8,860	341,287

Spok Holdings, Inc.	3,208	48,248

		574,665

Consumer Discretionary 10.9%
Auto Components 1.1%

Adient PLC	16,202	393,223

American Axle & Manufacturing Holdings, Inc.*	20,695	264,068

Cooper Tire & Rubber Co.	9,362	295,371

Cooper-Standard Holdings, Inc.*	3,264	149,556

Dana, Inc.	26,707	532,538

Dorman Products, Inc.*	4,979	433,870

Fox Factory Holding Corp.*	6,952	573,609

Gentherm, Inc.*	6,201	259,388

LCI Industries	4,509	405,810

Modine Manufacturing Co.*	9,239	132,210

Motorcar Parts of America, Inc.*	3,448	73,822

Standard Motor Products, Inc.	3,890	176,373

Stoneridge, Inc.*	5,121	161,568

Tenneco, Inc. “A”	9,271	102,815

Tower International, Inc.	3,625	70,687

Visteon Corp.*	5,219	305,729

		4,330,637

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	5

	Shares	Value ($)

Automobiles 0.1%
Winnebago Industries, Inc.	5,749	222,199

Distributors 0.1%

Core-Mark Holding Co., Inc.	8,403	333,767

Funko, Inc. “A”*	3,149	76,269

Greenlane Holdings, Inc. “A”*	1,164	11,163

Weyco Group, Inc.	1,079	28,820

		450,019

Diversified Consumer Services 1.0%

Adtalem Global Education, Inc.*	10,454	470,953

American Public Education, Inc.*	2,931	86,699

Career Education Corp.*	12,742	242,990

Carriage Services, Inc.	3,171	60,281

Chegg, Inc.*	21,441	827,408

Collectors Universe, Inc.	1,484	31,669

Houghton Mifflin Harcourt Co.*	19,480	112,205

K12, Inc.*	7,125	216,671

Laureate Education, Inc. “A”*	17,582	276,213

OneSpaWorld Holdings Ltd.*	8,385	129,967

Regis Corp.*	5,245	87,067

Select Interior Concepts, Inc. “A”*	3,956	46,087

Sotheby’s*	5,851	340,119

Strategic Education, Inc.	3,941	701,498

Weight Watchers International, Inc.*	8,637	164,967

		3,794,794

Hotels, Restaurants & Leisure 2.7%

BBX Capital Corp.	12,037	59,102

Biglari Holdings, Inc. “B”*	164	17,033

BJ’s Restaurants, Inc.	3,833	168,422

Bloomin’ Brands, Inc.	16,988	321,243

Bluegreen Vacations Corp.	1,381	16,144

Boyd Gaming Corp.	14,819	399,224

Brinker International, Inc.	6,938	273,010

Carrols Restaurant Group, Inc.*	6,700	60,501

Century Casinos, Inc.*	4,803	46,589

Churchill Downs, Inc.	6,496	747,495

Chuy’s Holdings, Inc.*	3,153	72,267

Cracker Barrel Old Country Store, Inc. (a)	3,559	607,628

Dave & Buster’s Entertainment, Inc.	6,734	272,525

Del Frisco’s Restaurant Group, Inc.*	5,911	47,051

Del Taco Restaurants, Inc.*	5,217	66,882

Denny’s Corp.*	10,861	222,976

Dine Brands Global, Inc.	3,095	295,480

Drive Shack, Inc.*	11,610	54,451

El Pollo Loco Holdings, Inc.*	3,848	41,020

Eldorado Resorts, Inc.* (a)	12,175	560,902

Empire Resorts, Inc.* (a)	587	5,635

Everi Holdings, Inc.*	12,499	149,113

Fiesta Restaurant Group, Inc.*	4,413	57,987

Golden Entertainment, Inc.*	3,034	42,476

Inspired Entertainment, Inc.*	1,634	13,791

International Speedway Corp. “A”	4,331	194,419

J. Alexander’s Holdings, Inc.*	2,340	26,278

Jack in the Box, Inc.	4,768	388,067

Lindblad Expeditions Holdings, Inc.*	4,244	76,180

Marriott Vacations Worldwide Corp.	8,163	786,913

	Shares	Value ($)

Monarch Casino & Resort, Inc.*	2,073	88,600

Nathan’s Famous, Inc.	536	41,872

Noodles & Co.*	5,278	41,591

Papa John’s International, Inc.	4,086	182,726

Penn National Gaming, Inc.*	20,527	395,350

PlayAGS, Inc.*	4,917	95,636

Potbelly Corp.*	4,143	21,088

RCI Hospitality Holdings, Inc.	1,715	30,030

Red Lion Hotels Corp.*	4,390	31,213

Red Robin Gourmet Burgers, Inc.*	2,426	74,163

Red Rock Resorts, Inc. “A”	12,910	277,307

Ruth’s Hospitality Group, Inc.	5,202	118,137

Scientific Games Corp. “A”*	10,390	205,930

SeaWorld Entertainment, Inc.*	9,326	289,106

Shake Shack, Inc. “A”*	5,211	376,234

Speedway Motorsports, Inc.	2,107	39,085

Target Hospitality Corp.*	6,100	55,510

Texas Roadhouse, Inc.	12,602	676,349

The Cheesecake Factory, Inc.	7,789	340,535

The Habit Restaurants, Inc. “A”*	3,818	40,051

Twin River Worldwide Holdings, Inc.*	3,871	115,162

Wingstop, Inc.	5,423	513,829

		10,140,308

Household Durables 1.6%

Bassett Furniture Industries, Inc.	1,824	27,816

Beazer Homes U.S.A., Inc.*	5,404	51,932

Cavco Industries, Inc.*	1,593	250,961

Century Communities, Inc.*	4,915	130,641

Ethan Allen Interiors, Inc.	4,500	94,770

Flexsteel Industries, Inc.	1,324	22,587

GoPro, Inc. “A”* (a)	22,616	123,483

Green Brick Partners, Inc.*	4,485	37,270

Hamilton Beach Brands Holding Co. “A”	1,206	22,974

Helen of Troy Ltd.*	4,640	605,938

Hooker Furniture Corp.	2,130	43,921

Installed Building Products, Inc.*	4,188	248,013

iRobot Corp.* (a)	5,072	464,798

KB HOME	15,680	403,446

La-Z-Boy, Inc.	8,286	254,049

Legacy Housing Corp.*	766	9,537

LGI Homes, Inc.*	3,704	264,577

Lifetime Brands, Inc.	2,187	20,689

Lovesac Co.*	1,025	31,847

M.D.C. Holdings, Inc.	9,193	301,347

M/I Homes, Inc.*	4,842	138,191

Meritage Homes Corp.*	6,704	344,183

Purple Innovation, Inc.*	805	5,434

Skyline Champion Corp.*	9,303	254,716

Sonos, Inc.*	12,895	146,229

Taylor Morrison Home Corp. “A”*	19,848	416,014

TopBuild Corp.*	6,273	519,154

TRI Pointe Group, Inc.*	26,157	313,099

Tupperware Brands Corp.	8,895	169,272

Universal Electronics, Inc.*	2,503	102,673

William Lyon Homes “A”*	5,792	105,588

ZAGG, Inc.*	5,408	37,640

		5,962,789

Internet & Direct Marketing Retail 0.6%

1-800 FLOWERS.COM, Inc. “A”*	4,713	88,981

Duluth Holdings, Inc. “B”*	1,991	27,058

Groupon, Inc.*	83,530	299,037

The accompanying notes are an integral part of the financial statements.

6	|	DWS Small Cap Index VIP

	Shares	Value ($)

Lands’ End, Inc.*	1,999	24,428

Leaf Group Ltd.*	3,048	22,586

Liberty Expedia Holdings, Inc. “A”*	10,078	481,628

Liquidity Services, Inc.*	4,921	29,969

Overstock.com, Inc.* (a)	4,967	67,551

PetMed Express, Inc. (a)	3,665	57,431

Quotient Technology, Inc.*	14,693	157,803

Rubicon Project, Inc.*	8,858	56,337

Shutterfly, Inc.*	6,337	320,335

Shutterstock, Inc.	3,534	138,497

Stamps.com, Inc.*	3,071	139,024

Stitch Fix, Inc. “A”*	7,751	247,954

Waitr Holdings, Inc.*	9,695	60,982

		2,219,601

Leisure Products 0.4%

Acushnet Holdings Corp.	6,518	171,163

American Outdoor Brands Corp.*	9,867	88,902

Callaway Golf Co.	17,355	297,812

Clarus Corp.	4,339	62,655

Escalade, Inc.	1,919	22,011

Johnson Outdoors, Inc. “A”	890	66,367

Malibu Boats, Inc. “A”*	3,839	149,145

Marine Products Corp.	1,244	19,207

MasterCraft Boat Holdings, Inc.*	3,515	68,859

Sturm, Ruger & Co., Inc.	3,113	169,596

Vista Outdoor, Inc.*	10,509	93,320

YETI Holdings, Inc.* (a)	5,715	165,449

		1,374,486

Multiline Retail 0.1%

Big Lots, Inc.	7,286	208,452

Dillard’s, Inc. “A” (a)	1,974	122,941

J.C. Penney Co., Inc.* (a)	57,321	65,346

		396,739

Specialty Retail 2.3%

Aaron’s, Inc.	12,474	766,028

Abercrombie & Fitch Co. “A”	12,317	197,565

America’s Car-Mart, Inc.*	1,161	99,939

American Eagle Outfitters, Inc.	29,959	506,307

Asbury Automotive Group, Inc.*	3,585	302,359

Ascena Retail Group, Inc.*	29,730	18,135

At Home Group, Inc.*	8,850	58,941

Barnes & Noble Education, Inc.*	6,504	21,853

Barnes & Noble, Inc.	10,664	71,342

Bed Bath & Beyond, Inc. (a)	23,338	271,188

Boot Barn Holdings, Inc.*	5,182	184,687

Caleres, Inc.	7,458	148,563

Camping World Holdings, Inc. “A” (a)	5,976	74,222

Cato Corp. “A”	4,095	50,450

Chico’s FAS, Inc.	21,094	71,087

Citi Trends, Inc.	2,158	31,550

Conn’s, Inc.*	3,595	64,063

Designer Brands, Inc.	12,055	231,094

Express, Inc.*	12,308	33,601

GameStop Corp. “A” (a)	18,867	103,203

Genesco, Inc.*	3,290	139,134

GNC Holdings, Inc. “A”* (a)	15,167	22,751

Group 1 Automotive, Inc.	3,275	268,190

Guess?, Inc.	10,622	171,545

Haverty Furniture Companies, Inc.	3,282	55,893

Hibbett Sports, Inc.*	3,297	60,005

	Shares	Value ($)

Hudson Ltd. “A”*	7,204	99,343

J. Jill, Inc. (a)	3,079	6,127

Lithia Motors, Inc. “A”	4,099	486,879

Lumber Liquidators Holdings, Inc.* (a)	5,184	59,875

MarineMax, Inc.*	4,013	65,974

Monro, Inc.	6,042	515,383

Murphy USA, Inc.*	5,651	474,854

National Vision Holdings, Inc.*	12,741	391,531

Office Depot, Inc.	99,166	204,282

Party City Holdco, Inc.* (a)	9,725	71,284

Pier 1 Imports, Inc.* (a)	2	12

Rent-A-Center, Inc.*	9,024	240,309

RH*	3,370	389,572

RTW RetailWinds, Inc.*	5,437	9,243

Sally Beauty Holdings, Inc.*	22,360	298,282

Shoe Carnival, Inc. (a)	1,802	49,735

Signet Jewelers Ltd.	9,473	169,377

Sleep Number Corp.*	5,499	222,105

Sonic Automotive, Inc. “A”	4,460	104,141

Sportsman’s Warehouse Holdings, Inc.*	8,125	30,713

Tailored Brands, Inc. (a)	9,098	52,495

The Buckle, Inc. (a)	5,228	90,497

The Children’s Place, Inc. (a)	2,844	271,261

The Container Store Group, Inc.*	2,885	21,118

The Michaels Companies, Inc.*	15,856	137,947

Tile Shop Holdings, Inc.	7,642	30,568

Tilly’s, Inc. “A”	3,734	28,490

Winmark Corp.	453	78,437

Zumiez, Inc.*	3,711	96,857

		8,720,386

Textiles, Apparel & Luxury Goods 0.9%

Centric Brands, Inc.*	3,062	12,585

Crocs, Inc.*	11,721	231,490

Culp, Inc.	2,036	38,684

Deckers Outdoor Corp.*	5,410	951,998

Delta Apparel, Inc.*	1,158	26,842

Fossil Group, Inc.*	8,665	99,648

G-III Apparel Group Ltd.*	8,374	246,363

Kontoor Brands, Inc.*	8,187	229,400

Movado Group, Inc.	2,852	77,004

Oxford Industries, Inc.	3,104	235,283

Rocky Brands, Inc.	1,302	35,519

Steven Madden Ltd.	15,663	531,759

Superior Group of Company, Inc.	1,996	34,191

Unifi, Inc.*	2,631	47,805

Vera Bradley, Inc.*	3,753	45,036

Vince Holding Corp.*	581	8,105

Wolverine World Wide, Inc.	16,186	445,762

		3,297,474

Consumer Staples 2.8%
Beverages 0.3%

Celsius Holdings, Inc.*	4,260	18,914

Coca-Cola Bottling Co. Consolidated	871	260,647

Craft Brew Alliance, Inc.*	2,104	29,435

MGP Ingredients, Inc. (a)	2,411	159,873

National Beverage Corp. (a)	2,234	99,703

New Age Beverages Corp.*	13,362	62,267

Primo Water Corp.*	6,463	79,495

The Boston Beer Co., Inc. “A”*	1,544	583,262

		1,293,596

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	7

	Shares	Value ($)

Food & Staples Retailing 0.6%

BJ’s Wholesale Club Holdings, Inc.*	20,958	553,291

HF Foods Group, Inc.*	1,393	48,490

Ingles Markets, Inc. “A”	2,685	83,584

Natural Grocers by Vitamin Cottage, Inc.*	1,700	17,085

Performance Food Group Co.*	19,033	761,891

PriceSmart, Inc.	4,160	212,659

Rite Aid Corp.* (a)	10,283	82,367

SpartanNash Co.	6,429	75,027

The Andersons, Inc.	5,835	158,945

The Chefs’ Warehouse, Inc.*	4,468	156,693

United Natural Foods, Inc.*	9,227	82,766

Village Super Market, Inc. “A”	1,478	39,182

Weis Markets, Inc.	1,742	63,426

		2,335,406

Food Products 1.2%

Alico, Inc.	753	22,846

B&G Foods, Inc. (a)	11,927	248,082

Bridgford Foods Corp.*	322	9,583

Cal-Maine Foods, Inc.	5,827	243,102

Calavo Growers, Inc.	2,996	289,833

Darling Ingredients, Inc.*	30,356	603,781

Dean Foods Co.	15,627	14,436

Farmer Brothers Co.*	1,808	29,597

Fresh Del Monte Produce, Inc.	5,741	154,720

Freshpet, Inc.*	5,737	261,091

Hostess Brands, Inc.*	18,510	267,284

J & J Snack Foods Corp.	2,795	449,855

John B. Sanfilippo & Son, Inc.	1,595	127,106

Lancaster Colony Corp.	3,495	519,357

Landec Corp.*	4,678	43,833

Limoneira Co.	2,927	58,364

Sanderson Farms, Inc.	3,677	502,131

Seneca Foods Corp. “A”*	1,168	32,505

Simply Good Foods Co.*	13,109	315,665

Tootsie Roll Industries, Inc. (a)	3,013	111,270

		4,304,441

Household Products 0.2%

Central Garden & Pet Co.*	1,894	51,043

Central Garden & Pet Co. “A”*	7,856	193,572

Oil-Dri Corp. of America	930	31,657

WD-40 Co.	2,538	403,644

		679,916

Personal Products 0.3%

Edgewell Personal Care Co.*	9,988	269,177

elf Beauty, Inc.*	4,846	68,329

Inter Parfums, Inc.	3,250	216,093

Lifevantage Corp.*	2,581	33,501

Medifast, Inc.	2,116	271,483

Nature’s Sunshine Products, Inc.*	1,427	13,257

Revlon, Inc. “A”* (a)	1,271	24,568

USANA Health Sciences, Inc.*	2,498	198,416

Youngevity International, Inc.*	1,522	8,675

		1,103,499

Tobacco 0.2%

22nd Century Group, Inc.* (a)	22,026	46,034

Pyxus International, Inc.* (a)	1,641	24,943

Turning Point Brands, Inc.	1,528	74,842

Universal Corp.	4,515	274,377

	Shares	Value ($)

Vector Group Ltd.	19,528	190,398

		610,594

Energy 4.0%
Energy Equipment & Services 1.4%

Archrock, Inc.	23,810	252,386

C&J Energy Services, Inc.*	12,136	142,962

Cactus, Inc. “A”*	8,695	287,978

Covia Holdings Corp.*	8,367	16,399

Diamond Offshore Drilling, Inc.* (a)	12,242	108,587

DMC Global, Inc.	2,668	169,018

Dril-Quip, Inc.*	6,681	320,688

Era Group, Inc.*	3,590	29,941

Exterran Corp.*	5,871	83,486

Forum Energy Technologies, Inc.*	14,836	50,739

Frank’s International NV*	19,674	107,420

FTS International, Inc.*	5,864	32,721

Geospace Technologies Corp.*	2,439	36,853

Helix Energy Solutions Group, Inc.*	26,217	226,253

Independence Contract Drilling, Inc.*	8,662	13,686

Keane Group, Inc.*	9,814	65,950

KLX Energy Services Holdings, Inc.*	3,918	80,045

Liberty Oilfield Services, Inc. “A”	8,272	133,841

Mammoth Energy Services, Inc.	2,252	15,494

Matrix Service Co.*	4,831	97,876

McDermott International, Inc.*	33,516	323,765

Nabors Industries Ltd.	65,138	188,900

National Energy Services Reunited Corp.*	4,379	38,097

Natural Gas Services Group*	2,307	38,066

NCS Multistage Holdings, Inc.*	1,648	5,850

Newpark Resources, Inc.*	16,613	123,268

Nine Energy Service, Inc.*	2,961	51,314

Noble Corp. PLC*	47,342	88,530

Oceaneering International, Inc.*	18,299	373,117

Oil States International, Inc.*	11,148	204,008

Pacific Drilling SA*	5,514	69,476

Parker Drilling Co.*	1,718	34,841

ProPetro Holding Corp.*	14,767	305,677

RigNet, Inc.*	2,512	25,321

RPC, Inc.	10,727	77,342

SEACOR Holdings, Inc.*	3,211	152,555

SEACOR Marine Holdings, Inc.*	3,550	53,108

Seadrill Ltd.*	10,816	44,995

Select Energy Services, Inc. “A”*	10,946	127,083

Smart Sand, Inc.*	4,246	10,360

Solaris Oilfield Infrastructure, Inc. “A”	5,675	85,011

Superior Energy Services, Inc.*	27,536	35,797

TETRA Technologies, Inc.*	22,865	37,270

Tidewater, Inc.*	6,951	163,209

U.S. Silica Holdings, Inc. (a)	13,531	173,061

U.S. Well Services, Inc.*	3,687	17,771

		5,120,115

Oil, Gas & Consumable Fuels 2.6%

Abraxas Petroleum Corp.*	28,532	29,388

Altus Midstream Co. “A”*	9,286	34,544

Arch Coal, Inc. “A”	3,105	292,522

Ardmore Shipping Corp.*	6,025	49,104

Berry Petroleum Corp.	11,709	124,115

The accompanying notes are an integral part of the financial statements.

8	|	DWS Small Cap Index VIP

	Shares	Value ($)

Bonanza Creek Energy, Inc.*	3,407	71,138

Brigham Minerals, Inc. “A”*	2,964	63,607

California Resources Corp.*	8,934	175,821

Callon Petroleum Co.*	42,285	278,658

Carrizo Oil & Gas, Inc.*	16,439	164,719

Chaparral Energy, Inc. “A”*	5,732	26,998

Clean Energy Fuels Corp.*	25,303	67,559

CNX Resources Corp.*	35,901	262,436

Comstock Resources, Inc.*	2,778	15,473

CONSOL Energy, Inc.*	5,078	135,126

Contura Energy, Inc.*	3,510	182,169

CVR Energy, Inc.	5,465	273,195

Delek U.S. Holdings, Inc.	14,158	573,682

Denbury Resources, Inc.*	83,859	103,985

DHT Holdings, Inc.	16,727	98,857

Diamond S Shipping, Inc.*	4,053	51,757

Dorian LPG Ltd.*	5,169	46,624

Earthstone Energy, Inc. “A”*	3,413	20,888

Energy Fuels, Inc.* (a)	17,075	53,445

Evolution Petroleum Corp.	5,348	38,238

Extraction Oil & Gas, Inc.*	18,502	80,114

Falcon Minerals Corp.*	7,120	59,808

GasLog Ltd.	7,328	105,523

Golar LNG Ltd.	17,492	323,252

Goodrich Petroleum Corp.*	1,605	20,849

Green Plains, Inc.	7,098	76,516

Gulfport Energy Corp.*	29,629	145,478

Hallador Energy Co.	4,074	22,937

HighPoint Resources Corp.*	20,079	36,544

International Seaways, Inc.*	4,652	88,388

Isramco, Inc.*	151	17,894

Jagged Peak Energy, Inc.*	12,086	99,951

Laredo Petroleum, Inc.*	33,379	96,799

Magnolia Oil & Gas Corp. “A”*	18,659	216,071

Matador Resources Co.*	20,516	407,858

Midstates Petroleum Co., Inc.*	2,781	16,380

Montage Resources Corp.*	3,954	24,119

NACCO Industries, Inc. “A”	660	34,280

NextDecade Corp*	2,234	14,119

Nordic American Tankers Ltd.	25,210	58,991

Northern Oil & Gas, Inc.*	51,611	99,609

Oasis Petroleum, Inc.*	58,995	335,092

Overseas Shipholding Group, Inc. “A”*	10,681	20,080

Panhandle Oil & Gas, Inc. “A”	2,953	38,507

Par Pacific Holdings, Inc.*	6,346	130,220

PDC Energy, Inc.*	12,277	442,709

Peabody Energy Corp.	13,079	315,204

Penn Virginia Corp.*	2,508	76,945

PrimeEnergy Resources Corp.*	96	12,781

QEP Resources, Inc.*	44,156	319,248

Renewable Energy Group, Inc.*	6,909	109,577

REX American Resources Corp.*	1,030	75,087

Ring Energy, Inc.*	10,672	34,684

Roan Resources, Inc.*	6,568	11,428

Rosehill Resources, Inc.*	1,938	7,171

SandRidge Energy, Inc.*	5,580	38,614

Scorpio Tankers, Inc.	7,946	234,566

SemGroup Corp. “A”	14,829	177,948

Ship Finance International Ltd.	15,012	187,800

SilverBow Resources, Inc.*	1,315	18,213

SM Energy Co.	20,703	259,202

Southwestern Energy Co.*	100,493	317,558

SRC Energy, Inc.*	44,843	222,421

	Shares	Value ($)

Talos Energy, Inc.*	3,640	87,542

Teekay Corp. (a)	12,360	42,518

Teekay Tankers Ltd. “A”*	36,367	46,550

Tellurian, Inc.* (a)	17,428	136,810

Unit Corp.*	9,955	88,500

Uranium Energy Corp.*	34,451	47,198

W&T Offshore, Inc.*	17,872	88,645

Whiting Petroleum Corp.*	16,814	314,086

World Fuel Services Corp.	12,258	440,798

		9,957,230

Financials 17.6%
Banks 9.6%

1st Constitution Bancorp.	1,375	25,396

1st Source Corp.	2,604	120,826

ACNB Corp.	1,214	48,038

Allegiance Bancshares, Inc.*	3,590	119,691

Amalgamated Bank “A”	2,558	44,637

Amerant Bancorp, Inc.*	3,574	70,444

American National Bankshares, Inc.	1,965	76,144

Ameris Bancorp.	8,715	341,541

Ames National Corp.	1,708	46,287

Arrow Financial Corp.	2,239	77,760

Atlantic Capital Bancshares, Inc.*	4,383	75,037

Atlantic Union Bankshares Corp.	15,018	530,586

Banc of California, Inc.	8,370	116,929

BancFirst Corp.	3,436	191,248

BancorpSouth Bank	17,680	513,427

Bank First National Corp.	1,066	73,511

Bank of Commerce Holdings	3,356	35,876

Bank of Marin Bancorp.	2,462	100,991

Bank of NT Butterfield & Son Ltd.	10,090	342,656

Bank of Princeton	1,086	32,580

Bank7 Corp.*	588	10,872

BankFinancial Corp.	2,413	33,758

Bankwell Financial Group, Inc.	1,267	36,363

Banner Corp.	6,380	345,477

Bar Harbor Bankshares	2,921	77,669

Baycom Corp.*	1,847	40,449

BCB Bancorp., Inc.	2,382	32,991

Berkshire Hills Bancorp., Inc.	8,544	268,196

Boston Private Financial Holdings, Inc.	15,325	184,973

Bridge Bancorp., Inc.	3,014	88,792

Brookline Bancorp., Inc.	14,361	220,872

Bryn Mawr Bank Corp.	3,702	138,159

Business First Bancshares, Inc.	2,304	58,637

Byline Bancorp., Inc.*	4,297	82,159

C&F Financial Corp.	613	33,476

Cadence BanCorp.	23,206	482,685

Cambridge Bancorp.	792	64,548

Camden National Corp.	2,833	129,950

Capital Bancorp. Inc*	1,557	19,151

Capital City Bank Group, Inc.	2,479	61,603

Capstar Financial Holdings, Inc.	2,692	40,784

Carolina Financial Corp.	3,906	137,062

Carter Bank & Trust*	4,174	82,436

Cathay General Bancorp.	14,171	508,881

CBTX, Inc.	3,475	97,786

CenterState Bank Corp.	23,250	535,447

Central Pacific Financial Corp.	5,235	156,841

Central Valley Community Bancorp.	2,061	44,250

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	9

	Shares	Value ($)

Century Bancorp., Inc. “A”	520	45,708

Chemical Financial Corp.	13,236	544,132

Chemung Financial Corp.	703	33,983

Citizens & Northern Corp.	2,289	60,269

City Holding Co.	2,968	226,340

Civista Bancshares, Inc.	2,832	63,578

CNB Financial Corp.	2,606	73,593

Coastal Financial Corp.*	1,496	23,143

Codorus Valley Bancorp., Inc.	1,721	39,583

Colony Bankcorp, Inc.	1,369	23,205

Columbia Banking System, Inc.	13,578	491,252

Community Bank System, Inc.	9,392	618,369

Community Bankers Trust Corp.	3,937	33,346

Community Financial Corp.	915	30,863

Community Trust Bancorp., Inc.	2,914	123,233

ConnectOne Bancorp., Inc.	6,117	138,611

Customers Bancorp., Inc.*	5,294	111,174

CVB Financial Corp.	24,658	518,558

DNB Financial Corp.	641	28,505

Eagle Bancorp., Inc.	6,218	336,580

Enterprise Bancorp., Inc.	1,580	50,102

Enterprise Financial Services Corp.	4,550	189,280

Equity Bancshares, Inc. “A”*	2,788	74,328

Esquire Financial Holdings, Inc.*	1,121	28,193

Evans Bancorp., Inc.	846	31,920

Farmers & Merchants Bancorp., Inc. (a)	1,862	54,221

Farmers National Banc Corp.	4,619	68,500

FB Financial Corp.	3,141	114,961

Fidelity D&D Bancorp, Inc.	532	35,750

Fidelity Southern Corp.	3,944	122,146

Financial Institutions, Inc.	2,933	85,497

First BanCorp.	39,657	437,813

First BanCorp. — North Carolina	5,480	199,582

First Bancorp., Inc.	1,840	49,404

First Bancshares, Inc.	3,056	92,719

First Bank	3,074	36,089

First Busey Corp.	9,589	253,245

First Business Financial Services, Inc.	1,532	36,002

First Capital, Inc.	597	30,172

First Choice Bancorp.	1,884	42,842

First Commonwealth Financial Corp.	18,151	244,494

First Community Bancshares, Inc.	2,847	96,115

First Financial Bancorp.	18,016	436,348

First Financial Bankshares, Inc.	24,029	739,853

First Financial Corp. — Indiana	2,166	86,987

First Financial Northwest, Inc.	1,554	21,989

First Foundation, Inc.	7,308	98,220

First Guaranty Bancshares, Inc.	844	17,597

First Internet Bancorp.	1,792	38,600

First Interstate BancSystem, Inc. “A”	6,914	273,864

First Merchants Corp.	8,262	313,130

First Mid-Illinois Bancshares, Inc.	2,688	93,865

First Midwest Bancorp., Inc.	19,687	402,993

First Northwest Bancorp.	1,649	26,796

First of Long Island Corp.	4,352	87,388

Flushing Financial Corp.	4,992	110,822

FNCB Bancorp, Inc.	3,161	24,466

Franklin Financial Network, Inc.	2,374	66,140

Franklin Financial Services Corp.	769	29,314

	Shares	Value ($)

Fulton Financial Corp.	30,483	499,007

FVCBankcorp, Inc.*	2,234	43,384

German American Bancorp., Inc.	4,283	129,004

Glacier Bancorp., Inc.	15,669	635,378

Great Southern Bancorp., Inc.	2,078	124,368

Great Western Bancorp., Inc.	10,576	377,775

Guaranty Bancshares, Inc.	1,517	47,255

Hancock Whitney Corp.	15,819	633,709

Hanmi Financial Corp.	5,662	126,093

HarborOne Bancorp., Inc.*	2,707	50,702

Hawthorn Bancshares, Inc.	1,043	27,952

Heartland Financial U.S.A., Inc.	6,058	270,974

Heritage Commerce Corp.	7,715	94,509

Heritage Financial Corp.	6,814	201,286

Hilltop Holdings, Inc.	13,393	284,869

Home Bancshares, Inc.	28,682	552,415

HomeTrust Bancshares, Inc.	2,933	73,736

Hope Bancorp., Inc.	22,336	307,790

Horizon Bancorp, Inc.	6,891	112,599

Howard Bancorp., Inc.*	2,459	37,303

IBERIABANK Corp.	9,982	757,135

Independent Bank Corp./Massachusetts	6,134	467,104

Independent Bank Corp./Michigan	4,158	90,603

Independent Bank Group, Inc.	6,697	368,067

International Bancshares Corp.	10,279	387,621

Investar Holding Corp.	1,810	43,168

Investors Bancorp., Inc.	42,376	472,492

Lakeland Bancorp., Inc.	9,001	145,366

Lakeland Financial Corp.	4,561	213,592

LCNB Corp.	2,301	43,719

LegacyTexas Financial Group, Inc.	8,894	362,075

Level One Bancorp, Inc.	921	23,016

Live Oak Bancshares, Inc.	4,693	80,485

Macatawa Bank Corp.	4,809	49,340

Mackinac Financial Corp.	1,700	26,860

MainStreet Bancshares, Inc.*	1,307	29,787

Malvern Bancorp., Inc.*	1,433	31,540

MBT Financial Corp.	6,628	66,413

Mercantile Bank Corp.	2,949	96,078

Metropolitan Bank Holding Corp.*	1,295	56,980

Mid Penn Bancorp, Inc.	1,273	31,761

Midland States Bancorp., Inc.	4,032	107,735

MidSouth Bancorp., Inc.	2,767	32,789

MidWestOne Financial Group, Inc.	2,192	61,288

MutualFirst Financial, Inc.	1,043	35,504

MVB Financial Corp.	1,875	31,800

National Bank Holdings Corp. “A”	5,442	197,545

National Bankshares, Inc.	1,234	48,040

NBT Bancorp., Inc.	7,880	295,579

Nicolet Bankshares, Inc.*	1,511	93,773

Northeast Bank Common Stock U.S.*	1,409	38,860

Northrim BanCorp., Inc.	1,251	44,611

Norwood Financial Corp.	1,066	37,107

Oak Valley Bancorp.	1,299	25,395

OFG Bancorp.	9,343	222,083

Ohio Valley Banc Corp.	758	29,236

Old Line Bancshares, Inc.	2,890	76,903

Old National Bancorp.	31,966	530,316

Old Second Bancorp., Inc.	5,261	67,183

Opus Bank	4,041	85,306

Origin Bancorp, Inc.	3,567	117,711

Orrstown Financial Services, Inc.	1,890	41,561

The accompanying notes are an integral part of the financial statements.

10	|	DWS Small Cap Index VIP

	Shares	Value ($)

Pacific City Financial Corp.	2,197	37,437

Pacific Mercantile Bancorp.*	3,591	29,626

Pacific Premier Bancorp., Inc.	11,346	350,364

Park National Corp.	2,482	246,686

Parke Bancorp., Inc.	1,664	39,853

Peapack-Gladstone Financial Corp.	3,455	97,155

Penns Woods Bancorp., Inc.	867	39,232

People’s Utah Bancorp.	2,819	82,879

Peoples Bancorp. of North Carolina, Inc.	847	25,452

Peoples Bancorp., Inc.	3,362	108,458

Peoples Financial Services Corp.	1,270	57,137

Preferred Bank	2,595	122,614

Premier Financial Bancorp., Inc.	2,548	38,220

QCR Holdings, Inc.	2,724	94,986

RBB Bancorp.	3,002	58,059

Red River Bancshares, Inc.*	64	3,101

Reliant Bancorp., Inc.	1,809	42,747

Renasant Corp.	10,533	378,556

Republic Bancorp., Inc. “A”	1,820	90,545

Republic First Bancorp., Inc.*	8,082	39,683

S&T Bancorp., Inc.	6,235	233,688

Sandy Spring Bancorp., Inc.	6,497	226,615

SB One Bancorp.	1,564	34,955

Seacoast Banking Corp. of Florida*	9,321	237,126

Select Bancorp, Inc.*	3,192	36,516

ServisFirst Bancshares, Inc.	8,786	301,008

Shore Bancshares, Inc.	2,346	38,334

Sierra Bancorp.	2,533	68,695

Simmons First National Corp. “A”	16,780	390,303

SmartFinancial, Inc.*	2,347	50,906

South Plains Financial, Inc.*	623	10,280

South State Corp.	6,481	477,455

Southern First Bancshares, Inc.*	1,229	48,128

Southern National Bancorp. of Virginia, Inc.	3,587	54,917

Southside Bancshares, Inc.	5,975	193,470

Spirit of Texas Bancshares, Inc.*	2,163	48,667

Stock Yards Bancorp., Inc.	3,708	134,044

Summit Financial Group, Inc.	2,069	55,553

The Bancorp., Inc.*	9,176	81,850

Tompkins Financial Corp.	2,738	223,421

TowneBank	12,315	335,953

TriCo Bancshares	4,938	186,656

TriState Capital Holdings, Inc.*	4,475	95,496

Triumph Bancorp., Inc.*	4,479	130,115

Trustmark Corp.	11,841	393,713

UMB Financial Corp.	8,164	537,354

Union Bankshares, Inc.	789	29,201

United Bankshares, Inc.	18,034	668,881

United Community Banks, Inc.	14,554	415,662

United Securities Bancshares	2,548	29,022

Unity Bancorp., Inc.	1,412	32,052

Univest Corp. of Pennsylvania	5,377	141,200

Valley National Bancorp.	60,013	646,940

Veritex Holdings, Inc.	9,712	252,026

Washington Trust Bancorp., Inc.	2,794	145,791

WesBanco, Inc.	9,764	376,402

West Bancorp.	3,032	64,339

Westamerica Bancorp.	4,808	296,221

		36,203,024

	Shares	Value ($)

Capital Markets 1.4%

Ares Management Corp. “A”	11,887	311,083

Artisan Partners Asset Management, Inc. “A”	9,245	254,422

Associated Capital Group, Inc. “A”	415	15,521

B. Riley Financial, Inc.	3,853	80,374

Blucora, Inc.*	8,882	269,746

BrightSphere Investment Group PLC	12,958	147,851

Cohen & Steers, Inc.	4,202	216,151

Cowen, Inc.*	5,315	91,365

Diamond Hill Investment Group	601	85,174

Donnelley Financial Solution, Inc.*	5,952	79,400

Federated Investors, Inc. “B”	17,812	578,890

Focus Financial Partners, Inc. “A”*	5,596	152,827

Gain Capital Holdings, Inc.	3,505	14,476

GAMCO Investors, Inc. “A”	830	15,911

Greenhill & Co., Inc.	3,186	43,298

Hamilton Lane, Inc. “A”	4,024	229,609

Houlihan Lokey, Inc.	6,254	278,491

INTL. FCStone, Inc.*	2,945	116,593

Ladenburg Thalmann Financial Services, Inc.	21,943	75,264

Moelis & Co. “A”	8,772	306,581

Och-Ziff Capital Management Group, Inc. “A”	3,112	71,452

Oppenheimer Holdings, Inc. “A”	1,706	46,437

Piper Jaffray Companies, Inc.	2,539	188,572

PJT Partners, Inc. “A”	4,283	173,547

Pzena Investment Management, Inc. “A”	2,978	25,581

Safeguard Scientifics, Inc.*	3,490	42,124

Siebert Financial Corp.* (a)	1,389	12,501

Silvercrest Asset Management Group, Inc. “A”	1,608	22,560

Stifel Financial Corp.	12,707	750,475

Value Line, Inc.	187	5,144

Virtus Investment Partners, Inc.	1,242	133,391

Waddell & Reed Financial, Inc. “A”	13,633	227,262

Westwood Holdings Group, Inc.	1,479	52,061

WisdomTree Investments, Inc.	24,608	151,831

		5,265,965

Consumer Finance 0.7%

Curo Group Holdings Corp.*	3,219	35,570

Elevate Credit, Inc.*	3,761	15,495

Encore Capital Group, Inc.*	5,710	193,398

Enova International, Inc.*	6,091	140,398

EZCORP, Inc. “A”*	9,415	89,160

FirstCash, Inc.	7,828	782,957

Green Dot Corp. “A”*	9,168	448,315

LendingClub Corp.*	60,745	199,244

Medallion Financial Corp.*	3,810	25,679

Nelnet, Inc. “A”	3,305	195,722

PRA Group, Inc.*	8,314	233,956

Regional Management Corp.*	1,714	45,198

World Acceptance Corp.*	1,230	201,855

		2,606,947

Diversified Financial Services 0.2%

Banco Latinoamericano de Comercio Exterior SA “E”	5,789	120,585

Cannae Holdings, Inc.*	12,473	361,468

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	11

	Shares	Value ($)

FGL Holdings	26,731	224,540

GWG Holdings, Inc.	642	4,584

Marlin Business Services Corp.	1,586	39,539

On Deck Capital, Inc.*	12,295	51,024

		801,740

Insurance 2.3%

Ambac Financial Group, Inc.*	8,422	141,911

American Equity Investment Life Holding Co.	16,652	452,268

AMERISAFE, Inc.	3,502	223,322

Argo Group International Holdings Ltd.	6,026	446,225

Citizens, Inc.* (a)	8,890	64,897

CNO Financial Group, Inc.	29,611	493,911

Crawford & Co. “A”	3,038	31,990

Donegal Group, Inc. “A”	1,923	29,364

eHealth, Inc.*	4,128	355,421

EMC Insurance Group, Inc.	1,803	64,962

Employers Holdings, Inc.	5,873	248,252

Enstar Group Ltd.*	2,121	369,648

FBL Financial Group, Inc. “A”	1,782	113,692

FedNat Holding, Co.	2,019	28,811

Genworth Financial, Inc. “A”*	93,535	347,015

Global Indemnity Ltd.	1,537	47,585

Goosehead Insurance, Inc. “A”	2,065	98,707

Greenlight Capital Re Ltd. “A”*	5,590	47,459

Hallmark Financial Services, Inc.*	2,522	35,888

HCI Group, Inc.	1,194	48,321

Health Insurance Innovations, Inc. “A”* (a)	1,801	46,682

Heritage Insurance Holdings, Inc.	4,905	75,586

Horace Mann Educators Corp.	7,629	307,372

Independence Holding Co.	889	34,422

Investors Title Co.	273	45,591

James River Group Holdings Ltd.	5,459	256,027

Kinsale Capital Group, Inc.	3,629	331,981

MBIA, Inc.* (a)	15,799	147,089

National General Holdings Corp.	12,505	286,865

National Western Life Group, Inc. “A”	415	106,655

NI Holdings, Inc.*	1,683	29,638

Palomar Holdings, Inc.*	1,039	24,978

ProAssurance Corp.	9,832	355,033

Protective Insurance Corp. “B”	1,875	32,569

RLI Corp.	7,368	631,511

Safety Insurance Group, Inc.	2,720	258,754

Selective Insurance Group, Inc.	10,802	808,962

State Auto Financial Corp.	3,163	110,705

Stewart Information Services Corp.	4,314	174,674

Third Point Reinsurance Ltd.*	13,825	142,674

Tiptree, Inc.	4,966	31,286

Trupanion, Inc.*	5,249	189,646

United Fire Group, Inc.	3,905	189,236

United Insurance Holdings Corp.	3,984	56,812

Universal Insurance Holdings, Inc.	5,809	162,071

Watford Holdings Ltd.*	3,737	102,469

		8,628,937

Mortgage Real Estate Investment Trusts (REITs) 1.3%

AG Mortgage Investment Trust, Inc.	6,022	95,750

Anworth Mortgage Asset Corp.	18,024	68,311

	Shares	Value ($)

Apollo Commercial Real Estate Finance, Inc.	28,098	516,722

Ares Commercial Real Estate Corp.	5,139	76,365

Arlington Asset Investment Corp. “A”	6,671	45,896

ARMOUR Residential REIT, Inc.	10,952	204,145

Blackstone Mortgage Trust, Inc., “A”	23,311	829,405

Capstead Mortgage Corp.	15,752	131,529

Cherry Hill Mortgage Investment Corp.	2,793	44,688

Colony Credit Real Estate, Inc.	14,892	230,826

Dynex Capital, Inc.	4,515	75,626

Ellington Financial, Inc.	4,976	89,419

Exantas Capital Corp.	5,585	63,166

Granite Point Mortgage Trust, Inc.	9,803	188,120

Great Ajax Corp.	2,898	40,572

Invesco Mortgage Capital, Inc.	23,888	385,074

KKR Real Estate Finance Trust, Inc.	4,666	92,947

Ladder Capital Corp.	19,033	316,138

New York Mortgage Trust, Inc.	38,523	238,843

Orchid Island Capital, Inc. (a)	9,513	60,503

PennyMac Mortgage Investment Trust	13,926	304,005

Ready Capital Corp.	5,783	86,167

Redwood Trust, Inc.	17,742	293,275

TPG RE Finance Trust, Inc.	9,161	176,716

Western Asset Mortgage Capital Corp.	8,715	86,976

		4,741,184

Thrifts & Mortgage Finance 2.1%

Axos Financial, Inc.*	10,686	291,193

Bridgewater Bancshares, Inc.*	4,187	48,318

Capitol Federal Financial, Inc.	24,397	335,947

Columbia Financial, Inc.*	9,756	147,316

Dime Community Bancshares	5,952	113,028

Entegra Financial Corp.*	1,222	36,807

ESSA Bancorp., Inc.	1,656	25,254

Essent Group Ltd.*	17,805	836,657

Federal Agricultural Mortgage Corp. “C”	1,669	121,270

First Defiance Financial Corp.	3,593	102,652

Flagstar Bancorp., Inc.	5,253	174,084

FS Bancorp, Inc.	707	36,672

Greene County Bancorp., Inc.	571	16,799

Hingham Institution for Savings	261	51,681

Home Bancorp., Inc.	1,408	54,180

HomeStreet, Inc.*	4,653	137,915

Kearny Financial Corp.	15,383	204,440

Luther Burbank Corp.	3,695	40,239

Merchants Bancorp.	1,599	27,231

Meridian Bancorp., Inc.	8,863	158,559

Meta Financial Group, Inc.	6,796	190,628

MMA Capital Holdings, Inc.*	909	30,424

Mr Cooper Group, Inc.*	14,095	112,901

NMI Holdings, Inc. “A”*	12,036	341,702

Northfield Bancorp., Inc.	8,153	127,268

Northwest Bancshares, Inc.	18,548	326,630

OceanFirst Financial Corp.	9,347	232,273

Ocwen Financial Corp.*	24,854	51,448

OP Bancorp.	2,318	25,127

Oritani Financial Corp.	7,288	129,289

The accompanying notes are an integral part of the financial statements.

12	|	DWS Small Cap Index VIP

	Shares	Value ($)

PCSB Financial Corp.	2,998	60,710

PennyMac Financial Services, Inc.	4,616	102,383

Ponce de Leon Federal Bank*	1,616	23,093

Provident Bancorp., Inc.*	835	23,372

Provident Financial Holdings, Inc.	1,084	22,753

Provident Financial Services, Inc.	11,413	276,765

Prudential Bancorp., Inc.	1,575	29,799

Radian Group, Inc.	38,688	884,021

Riverview Bancorp., Inc.	3,700	31,598

Southern Missouri Bancorp., Inc.	1,457	50,747

Sterling Bancorp., Inc.	3,148	31,386

Territorial Bancorp., Inc.	1,518	46,906

Timberland Bancorp., Inc.	1,398	41,772

TrustCo Bank Corp.	17,599	139,384

United Community Financial Corp.	8,837	84,570

United Financial Bancorp., Inc.	9,419	133,561

Walker & Dunlop, Inc.	5,120	272,435

Washington Federal, Inc.	14,811	517,348

Waterstone Financial, Inc.	4,532	77,316

Western New England Bancorp, Inc.	4,291	40,078

WSFS Financial Corp.	9,714	401,188

		7,819,117

Health Care 17.0%
Biotechnology 7.9%

Abeona Therapeutics, Inc.*	5,806	27,753

ACADIA Pharmaceuticals, Inc.*	19,466	520,326

Acceleron Pharma, Inc.*	8,321	341,827

Achillion Pharmaceuticals, Inc.*	25,430	68,152

Acorda Therapeutics, Inc.*	8,544	65,532

Adamas Pharmaceuticals, Inc.* (a)	4,257	26,393

ADMA Biologics, Inc.*	5,044	19,520

Aduro Biotech, Inc.*	11,642	17,929

Adverum Biotechnologies, Inc.*	9,881	117,485

Aeglea BioTherapeutics, Inc.*	4,819	33,010

Affimed NV*	11,121	31,917

Agenus, Inc.* (a)	19,312	57,936

AgeX Therapeutics, Inc.* (a)	3,932	14,430

Aimmune Therapeutics, Inc.*	8,293	172,660

Akcea Therapeutics, Inc.* (a)	2,318	54,357

Akebia Therapeutics, Inc.*	21,804	105,531

Albireo Pharma, Inc.*	1,907	61,482

Alder Biopharmaceuticals, Inc.*	13,469	158,530

Aldeyra Therapeutics, Inc.*	3,822	22,932

Alector, Inc.*	1,817	34,523

Allakos, Inc.*	3,205	138,873

Allogene Therapeutics, Inc.* (a)	7,168	192,461

AMAG Pharmaceuticals, Inc.*	6,366	63,596

Amicus Therapeutics, Inc.*	42,781	533,907

AnaptysBio, Inc.*	4,539	256,090

Anavex Life Sciences Corp.*	7,924	26,704

Anika Therapeutics, Inc.*	2,514	102,119

Apellis Pharmaceuticals, Inc.*	8,929	226,261

Arcus Biosciences, Inc.*	6,084	48,368

Ardelyx, Inc.*	8,100	21,789

Arena Pharmaceuticals, Inc.*	9,235	541,448

ArQule, Inc.*	18,841	207,439

Array BioPharma, Inc.*	41,176	1,907,684

Arrowhead Pharmaceuticals, Inc.*	17,253	457,205

Assembly Biosciences, Inc.*	4,312	58,169

Atara Biotherapeutics, Inc.*	8,193	164,761

Athenex, Inc.*	10,945	216,711

Athersys, Inc.* (a)	23,640	39,715

	Shares	Value ($)

Audentes Therapeutics, Inc.*	8,103	306,780

Avid Bioservices, Inc.*	10,374	58,094

Avrobio, Inc.*	2,897	47,105

Axcella Health, Inc.*	543	5,055

Beyondspring, Inc.*	1,978	46,879

BioCryst Pharmaceuticals, Inc.*	20,755	78,661

Biohaven Pharmaceutical Holding Co., Ltd.*	6,151	269,352

BioSpecifics Technologies Corp.*	1,135	67,771

BioTime, Inc.* (a)	19,721	21,693

Bioxcel Therapeutics, Inc.*	1,113	12,198

Blueprint Medicines Corp.*	9,022	851,045

Calithera Biosciences, Inc.*	6,940	27,066

Calyxt, Inc.*	1,724	21,516

Cara Therapeutics, Inc.*	6,298	135,407

CareDx, Inc.*	7,598	273,452

CASI Pharmaceuticals, Inc.*	9,558	30,586

Catalyst Pharmaceuticals, Inc.*	17,299	66,428

CEL-SCI Corp*	4,869	40,802

Celcuity, Inc.*	1,097	27,425

Cellular Biomedicine Group, Inc.*	2,118	35,011

Checkpoint Therapeutics, Inc.*	4,256	12,896

ChemoCentryx, Inc.*	7,527	70,001

Chimerix, Inc.*	8,328	35,977

Clovis Oncology, Inc.*	9,017	134,083

Coherus Biosciences, Inc.*	11,435	252,714

Concert Pharmaceuticals, Inc.*	3,953	47,436

Constellation Pharmaceuticals, Inc.* (a)	2,696	33,107

Corbus Pharmaceuticals Holdings, Inc.* (a)	10,962	75,967

Cortexyme, Inc.*	534	22,700

Crinetics Pharmaceuticals, Inc.*	2,040	51,000

Cue Biopharma, Inc.*	3,329	29,928

Cyclerion Therapeutics, Inc.*	4,363	49,956

Cytokinetics, Inc.*	10,114	113,783

CytomX Therapeutics, Inc.*	8,135	91,275

Deciphera Pharmaceuticals, Inc.*	2,728	61,516

Denali Therapeutics, Inc.* (a)	8,861	183,954

Dicerna Pharmaceuticals, Inc.*	9,592	151,074

Dynavax Technologies Corp.*	11,319	45,163

Eagle Pharmaceuticals, Inc.*	1,717	95,603

Editas Medicine, Inc.*	9,169	226,841

Eidos Therapeutics, Inc.* (a)	2,045	63,559

Eiger BioPharmaceuticals, Inc.*	4,323	45,824

Emergent BioSolutions, Inc.*	8,433	407,398

Enanta Pharmaceuticals, Inc.*	3,171	267,569

Enochian Biosciences, Inc.*	1,020	4,590

Epizyme, Inc.*	14,347	180,055

Esperion Therapeutics, Inc.*	4,607	214,318

Evelo Biosciences, Inc.* (a)	2,496	22,414

Fate Therapeutics, Inc.*	9,666	196,220

FibroGen, Inc.*	14,344	648,062

Five Prime Therapeutics, Inc.*	6,656	40,136

Flexion Therapeutics, Inc.* (a)	6,269	77,109

Forty Seven, Inc.*	3,047	32,298

G1 Therapeutics, Inc.*	6,251	191,656

Galectin Therapeutics, Inc.*	5,956	24,717

Genomic Health, Inc.*	4,980	289,687

Geron Corp.* (a)	33,517	47,259

Global Blood Therapeutics, Inc.*	10,059	529,103

GlycoMimetics, Inc.*	6,180	73,666

Gossamer Bio, Inc.*	3,695	81,955

Gritstone Oncology, Inc.*	4,603	51,277

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	13

	Shares	Value ($)

Halozyme Therapeutics, Inc.*	26,451	454,428

Harpoon Therapeutics, Inc.*	1,094	14,222

Heron Therapeutics, Inc.*	13,635	253,475

Homology Medicines, Inc.*	4,491	87,889

ImmunoGen, Inc.*	26,951	58,484

Immunomedics, Inc.*	32,334	448,473

Inovio Pharmaceuticals, Inc.* (a)	17,050	50,127

Insmed, Inc.*	14,322	366,643

Intellia Therapeutics, Inc.* (a)	6,726	110,105

Intercept Pharmaceuticals, Inc.*	4,574	363,953

Intrexon Corp.* (a)	13,254	101,526

Invitae Corp.*	16,010	376,235

Iovance Biotherapeutics, Inc.*	21,188	519,530

Ironwood Pharmaceuticals, Inc.*	28,392	310,608

Jounce Therapeutics, Inc.*	2,760	13,662

Kadmon Holdings, Inc.*	24,028	49,498

KalVista Pharmaceuticals, Inc.*	2,157	47,778

Karyopharm Therapeutics, Inc.* (a)	10,664	63,877

Kezar Life Sciences, Inc.*	2,871	22,135

Kindred Biosciences, Inc.*	6,680	55,644

Kiniksa Pharmaceuticals Ltd. “A”*	2,577	34,893

Kodiak Sciences, Inc.*	4,356	50,965

Krystal Biotech, Inc.*	1,619	65,197

Kura Oncology, Inc.*	5,354	105,420

La Jolla Pharmaceutical Co.* (a)	4,075	37,694

Lexicon Pharmaceuticals, Inc.* (a)	7,485	47,081

Ligand Pharmaceuticals, Inc.*	3,532	403,178

LogicBio Therapeutics, Inc.*	1,472	19,136

MacroGenics, Inc.*	8,802	149,370

Madrigal Pharmaceuticals, Inc.* (a)	1,444	151,346

Magenta Therapeutics, Inc.*	3,598	53,071

MannKind Corp.* (a)	34,601	39,791

Marker Therapeutics, Inc.*	5,003	39,624

Medicines Co.*	12,996	473,964

MediciNova, Inc.* (a)	7,646	73,631

MEI Pharma, Inc.*	12,566	31,415

MeiraGTx Holdings PLC*	2,883	77,495

Mersana Therapeutics, Inc.*	6,635	26,872

Millendo Therapeutics, Inc.*	1,731	20,010

Minerva Neurosciences, Inc.*	5,484	30,875

Mirati Therapeutics, Inc.*	4,616	475,448

Molecular Templates, Inc.*	3,153	26,328

Momenta Pharmaceuticals, Inc.*	18,203	226,627

Mustang Bio, Inc.*	5,138	18,908

Myriad Genetics, Inc.*	12,963	360,112

Natera, Inc.*	10,338	285,122

Neon Therapeutics, Inc.*	2,468	11,698

NextCure, Inc.*	533	7,984

Novavax, Inc. It’s clinical stage biotechnology company.* (a)	4,328	25,362

Oncocyte Corp.*	3,973	9,893

OPKO Health, Inc.*	62,768	153,154

Organogenesis Holdings, Inc.*	1,949	14,812

Palatin Technologies, Inc.* (a)	36,862	42,760

PDL BioPharma, Inc.*	21,991	69,052

Pfenex, Inc.*	5,287	35,634

PhaseBio Pharmaceuticals, Inc.*	2,535	33,259

Pieris Pharmaceuticals, Inc.*	8,549	40,180

PolarityTE, Inc.*	2,587	14,746

Portola Pharmaceuticals, Inc.* (a)	12,327	334,432

Precision BioSciences, Inc.*	1,685	22,326

Principia Biopharma, Inc.*	2,476	82,178

Progenics Pharmaceuticals, Inc.*	15,319	94,518

	Shares	Value ($)

Protagonist Therapeutics, Inc.*	2,800	33,908

Prothena Corp. PLC*	7,340	77,584

PTC Therapeutics, Inc.*	10,581	476,145

Puma Biotechnology, Inc.*	5,734	72,879

Ra Pharmaceuticals, Inc.*	5,785	173,955

Radius Health, Inc.*	8,323	202,748

Recro Pharma, Inc.*	3,553	36,134

REGENXBIO, Inc.*	6,168	316,850

Repligen Corp.*	8,762	753,094

Replimune Group, Inc.*	1,996	29,261

Retrophin, Inc.*	7,645	153,588

Rhythm Pharmaceuticals, Inc.*	4,243	93,346

Rigel Pharmaceuticals, Inc.*	30,309	79,106

Rocket Pharmaceuticals, Inc.*	5,495	82,425

Rubius Therapeutics, Inc.* (a)	6,463	101,663

Sangamo Therapeutics, Inc.*	21,224	228,582

Savara, Inc.*	5,281	12,516

Scholar Rock Holding Corp.*	2,886	45,772

Seres Therapeutics, Inc.*	3,735	12,027

Solid Biosciences, Inc.*	3,302	18,987

Sorrento Therapeutics, Inc.* (a)	22,186	59,237

Spark Therapeutics, Inc.*	6,351	650,215

Spectrum Pharmaceuticals, Inc.*	20,596	177,332

Spero Therapeutics, Inc.*	1,891	21,765

Stemline Therapeutics, Inc.*	7,400	113,368

Sutro Biopharma, Inc.*	2,010	22,874

Syndax Pharmaceuticals, Inc.*	3,711	34,549

Synlogic, Inc.*	2,897	26,363

Synthorx, Inc.* (a)	1,246	16,833

Syros Pharmaceuticals, Inc.*	6,399	59,255

TCR2 Therapeutics, Inc.*	341	4,880

TG Therapeutics, Inc.*	14,517	125,572

Tocagen, Inc.*	3,709	24,776

Translate Bio, Inc.*	5,449	68,821

Turning Point Therapeutics I C*	1,226	49,898

Twist Bioscience Corp.*	3,928	113,951

Tyme Technologies, Inc.* (a)	10,890	13,286

Ultragenyx Pharmaceutical, Inc.*	10,097	641,160

UNITY Biotechnology, Inc.*	5,127	48,707

UroGen Pharma Ltd.*	3,460	124,352

Vanda Pharmaceuticals, Inc.*	9,625	135,616

VBI Vaccines, Inc.*	15,486	18,119

Veracyte, Inc.*	8,608	245,414

Vericel Corp.*	8,126	153,500

Viking Therapeutics, Inc.* (a)	11,991	99,525

Voyager Therapeutics, Inc.*	4,460	121,401

X4 Pharmaceuticals, Inc.*	1,289	19,335

XBiotech, Inc.*	3,086	23,392

Xencor, Inc.*	8,743	357,851

Y-mAbs Therapeutics, Inc.*	3,760	85,991

ZIOPHARM Oncology, Inc.* (a)	29,657	172,900

		29,766,358

Health Care Equipment & Supplies 3.8%

Accuray, Inc.*	15,540	60,140

Alphatec Holdings, Inc.*	5,497	24,956

AngioDynamics, Inc.*	6,759	133,085

Antares Pharma, Inc.*	29,836	98,160

Apyx Medical Corp.*	6,141	41,268

AtriCure, Inc.*	6,917	206,403

Atrion Corp.	266	226,829

Avanos Medical, Inc.*	8,734	380,890

Avedro, Inc.*	924	18,147

AxoGen, Inc.*	6,343	125,591

The accompanying notes are an integral part of the financial statements.

14	|	DWS Small Cap Index VIP

	Shares	Value ($)

Axonics Modulation Technologies, Inc.*	2,851	116,806

BioLife Solutions, Inc.*	1,230	20,849

BioSig Technologies, Inc.*	2,887	27,109

Cardiovascular Systems, Inc.*	6,311	270,931

Cerus Corp.*	25,113	141,135

ConforMIS, Inc.*	11,793	51,418

CONMED Corp.	5,026	430,075

Corindus Vascular Robotics, Inc.*	16,950	50,511

CryoLife, Inc.*	6,725	201,279

CryoPort, Inc.*	5,106	93,542

Cutera, Inc.*	2,534	52,657

CytoSorbents Corp.*	5,332	35,245

ElectroCore, Inc.* (a)	2,066	4,132

GenMark Diagnostics, Inc.*	10,167	65,984

Glaukos Corp.*	6,582	496,283

Globus Medical, Inc. “A”*	14,040	593,892

Haemonetics Corp.*	9,460	1,138,416

Heska Corp.*	1,279	108,932

Inogen, Inc.*	3,374	225,248

Integer Holdings Corp.*	6,001	503,604

IntriCon, Corp.*	1,565	36,558

Invacare Corp.	6,316	32,780

iRadimed Corp.*	898	18,364

iRhythm Technologies, Inc.*	4,569	361,317

Lantheus Holdings, Inc.*	7,044	199,345

LeMaitre Vascular, Inc.	2,995	83,800

LivaNova PLC*	8,967	645,265

Meridian Bioscience, Inc.	7,556	89,765

Merit Medical Systems, Inc.*	9,893	589,227

Mesa Laboratories, Inc.	629	153,690

Misonix, Inc.*	1,354	34,419

Natus Medical, Inc.*	6,219	159,766

Neogen Corp.*	9,467	587,995

Neuronetics, Inc.*	2,597	32,488

Nevro Corp.*	5,459	353,907

Novocure Ltd.*	15,654	989,802

NuVasive, Inc.*	9,590	561,399

OraSure Technologies, Inc.*	11,341	105,245

Orthofix Medical, Inc.*	3,330	176,090

OrthoPediatrics Corp.*	1,617	63,063

Pulse Biosciences, Inc.*	2,158	28,486

Quidel Corp.*	6,538	387,834

Rockwell Medical, Inc.*	10,285	30,958

RTI Surgical, Inc.*	10,287	43,720

SeaSpine Holdings Corp.*	3,080	40,810

Senseonics Holdings, Inc.* (a)	19,640	40,066

Shockwave Medical, Inc.*	1,220	69,650

SI-BONE, Inc.*	2,960	60,206

Sientra, Inc.*	4,327	26,654

Silk Road Medical, Inc.*	1,281	62,077

Soliton, Inc.*	402	5,909

STAAR Surgical Co.*	8,208	241,151

SurModics, Inc.*	2,471	106,673

Tactile Systems Technology, Inc.*	3,352	190,796

Tandem Diabetes Care, Inc.*	10,253	661,524

TransEnterix, Inc.* (a)	34,002	46,243

TransMedics Group, Inc.*	1,213	35,165

Utah Medical Products, Inc.	659	63,066

Vapotherm, Inc.*	849	19,527

Varex Imaging Corp.*	6,958	213,263

ViewRay, Inc.* (a)	12,810	112,856

Wright Medical Group NV*	23,295	694,657

	Shares	Value ($)

Zynex, Inc.	2,874	25,837

		14,424,930

Health Care Providers & Services 2.0%

Addus HomeCare Corp.*	1,950	146,152

Amedisys, Inc.*	5,797	703,814

American Renal Associates Holdings, Inc.*	3,389	25,214

AMN Healthcare Services, Inc.*	8,509	461,613

Apollo Medical Holdings, Inc.*	1,167	19,501

Avalon GloboCare Corp.*	4,006	10,416

BioScrip, Inc.*	21,744	56,534

BioTelemetry, Inc.*	6,132	295,256

Brookdale Senior Living, Inc.*	34,127	246,056

Catasys, Inc.*	1,304	25,063

Community Health Systems, Inc.*	15,055	40,197

CorVel Corp.*	1,646	143,218

Cross Country Healthcare, Inc.*	6,558	61,514

Diplomat Pharmacy, Inc.*	10,684	65,066

Enzo Biochem, Inc.*	8,562	28,854

Genesis Healthcare, Inc.*	14,991	18,589

Hanger, Inc.*	6,691	128,133

HealthEquity, Inc.*	11,343	741,832

LHC Group, Inc.*	5,563	665,223

Magellan Health, Inc.*	3,996	296,623

National Healthcare Corp.	2,260	183,399

National Research Corp. “A”	2,223	128,023

Owens & Minor, Inc.	11,809	37,789

Patterson Companies, Inc.	15,453	353,874

PetIQ, Inc.*	3,489	114,997

Providence Service Corp.*	2,155	123,568

R1 RCM, Inc.*	18,839	236,995

RadNet, Inc.*	7,767	107,107

Select Medical Holdings Corp.*	20,334	322,701

Surgery Partners, Inc.*	4,424	36,011

Tenet Healthcare Corp.*	19,008	392,705

The Ensign Group, Inc.	9,349	532,145

The Joint Corp.*	2,412	43,898

Tivity Health, Inc.*	8,871	145,839

Triple-S Management Corp. “B”*	4,026	96,020

U.S. Physical Therapy, Inc.	2,322	284,607

		7,318,546

Health Care Technology 1.0%

Allscripts Healthcare Solutions, Inc.*	30,644	356,390

Castlight Health, Inc. “B”*	18,589	60,042

Computer Programs & Systems, Inc.	2,346	65,195

Evolent Health, Inc. “A”*	13,379	106,363

HealthStream, Inc.*	4,844	125,266

HMS Holdings Corp.*	16,037	519,438

Inovalon Holdings, Inc. “A”* (a)	12,998	188,601

Inspire Medical Systems, Inc.*	2,461	149,260

NextGen Healthcare, Inc.*	9,995	198,900

Omnicell, Inc.*	7,574	651,591

OptimizeRx Corp.*	2,214	35,867

Simulations Plus, Inc.	2,244	64,089

Tabula Rasa HealthCare, Inc.*	3,603	179,898

Teladoc Health, Inc.* (a)	13,197	876,413

Vocera Communications, Inc.*	5,691	181,657

		3,758,970

Life Sciences Tools & Services 0.7%

Accelerate Diagnostics, Inc.* (a)	5,033	115,155

Cambrex Corp.*	6,225	291,392

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	15

	Shares	Value ($)

ChromaDex Corp.* (a)	7,218	33,564

Codexis, Inc.*	9,761	179,895

Fluidigm Corp.*	12,764	157,253

Luminex Corp.	7,757	160,105

Medpace Holdings, Inc.*	5,099	333,577

NanoString Technologies, Inc.*	6,101	185,165

NeoGenomics, Inc.*	16,166	354,682

Pacific Biosciences of California, Inc.*	26,256	158,849

Quanterix Corp.*	1,757	59,369

Syneos Health, Inc.*	11,504	587,739

		2,616,745

Pharmaceuticals 1.6%

AcelRx Pharmaceuticals, Inc.*	14,440	36,533

Acer Therapeutics, Inc.*	1,214	4,735

Aclaris Therapeutics, Inc.*	5,273	11,548

Aerie Pharmaceuticals, Inc.*	7,794	230,313

Akorn, Inc.*	17,243	88,801

Amneal Pharmaceuticals, Inc.*	17,305	124,077

Amphastar Pharmaceuticals, Inc.*	6,637	140,107

ANI Pharmaceuticals, Inc.*	1,687	138,671

Aratana Therapeutics, Inc.*	8,838	45,604

Arvinas Holding Co. LLC*	3,248	71,424

Assertio Therapeutics, Inc.*	12,185	42,038

Axsome Therapeutics, Inc.*	4,498	115,823

BioDelivery Sciences International, Inc.*	15,041	69,941

Cerecor, Inc.*	3,952	21,499

Chiasma, Inc.*	4,806	35,901

Collegium Pharmaceutical, Inc.*	5,935	78,045

Corcept Therapeutics, Inc.*	17,827	198,771

CorMedix, Inc.*	4,352	39,037

Cymabay Therapeutics, Inc.*	12,712	91,018

Dermira, Inc.*	8,606	82,273

Dova Pharmaceuticals, Inc.* (a)	1,503	21,192

Eloxx Pharmaceuticals, Inc.*	4,043	40,309

Endo International PLC*	41,977	172,945

Evofem Biosciences, Inc.*	2,606	17,304

Evolus, Inc.* (a)	2,046	29,913

EyePoint Pharmaceuticals, Inc.*	11,389	18,678

Innoviva, Inc.*	11,809	171,939

Intersect ENT, Inc.*	5,670	129,049

Intra-Cellular Therapies, Inc.*	8,097	105,099

Kala Pharmaceuticals, Inc.*	4,016	25,622

Kaleido Biosciences, Inc.*	920	10,672

Lannett Co., Inc.*	6,172	37,402

Liquidia Technologies, Inc.*	2,474	19,792

Mallinckrodt PLC* (a)	15,553	142,777

Marinus Pharmaceuticals, Inc.*	9,640	40,006

Menlo Therapeutics, Inc.*	2,839	17,006

MyoKardia, Inc.*	8,206	411,449

NGM Biopharmaceuticals, Inc.*	1,230	18,007

Ocular Therapeutix, Inc.* (a)	7,234	31,830

Odonate Therapeutics, Inc.*	1,431	52,503

Omeros Corp.* (a)	8,592	134,808

Optinose, Inc.*	4,592	32,511

Osmotica Pharmaceuticals PLC*	1,755	6,669

Pacira BioSciences, Inc.*	7,491	325,784

Paratek Pharmaceuticals, Inc.* (a)	5,751	22,946

Phibro Animal Health Corp. “A”	3,832	121,743

Prestige Consumer Healthcare, Inc.*	9,614	304,572

Reata Pharmaceuticals, Inc. “A”* (a)	3,713	350,322

	Shares	Value ($)

resTORbio, Inc.*	2,759	28,142

Revance Therapeutics, Inc.*	8,109	105,174

SIGA Technologies, Inc.*	10,568	60,026

Strongbridge Biopharma PLC*	6,681	20,912

Supernus Pharmaceuticals, Inc.*	9,110	301,450

TherapeuticsMD, Inc.* (a)	36,351	94,513

Theravance Biopharma, Inc.* (a)	8,237	134,510

Tricida, Inc.*	4,031	159,063

Verrica Pharmaceuticals, Inc.*	2,378	27,632

WaVe Life Sciences Ltd.*	4,156	108,430

Xeris Pharmaceuticals, Inc.*	4,920	56,285

Zogenix, Inc.*	7,876	376,315

Zynerba Pharmaceuticals, Inc.*	3,839	52,018

		6,003,478

Industrials 15.6%
Aerospace & Defense 1.3%

AAR Corp.	6,154	226,406

Aerojet Rocketdyne Holdings, Inc.*	13,493	604,082

Aerovironment, Inc.*	3,933	223,276

Astronics Corp.*	4,476	180,025

Axon Enterprise, Inc.*	10,777	691,991

Cubic Corp.	5,773	372,243

Ducommun, Inc.*	2,007	90,456

Kratos Defense & Security Solutions, Inc.*	16,643	380,958

Maxar Technologies, Inc.*	11,114	86,912

Mercury Systems, Inc.*	9,858	693,510

Moog, Inc. “A”	5,938	555,856

National Presto Industries, Inc.	907	84,614

Parsons Corp.*	3,444	126,946

Triumph Group, Inc.	9,156	209,672

Vectrus, Inc.*	2,070	83,959

Wesco Aircraft Holdings, Inc.*	10,061	111,677

		4,722,583

Air Freight & Logistics 0.3%

Air Transport Services Group, Inc.*	10,836	264,399

Atlas Air Worldwide Holdings, Inc.*	4,324	193,023

Echo Global Logistics, Inc.*	4,953	103,369

Forward Air Corp.	5,307	313,909

Hub Group, Inc. “A”*	6,091	255,700

Radiant Logistics, Inc.*	7,206	44,245

		1,174,645

Airlines 0.5%

Allegiant Travel Co.	2,404	344,974

Hawaiian Holdings, Inc.	8,726	239,354

Mesa Air Group, Inc.*	3,860	35,280

SkyWest, Inc.	9,259	561,744

Spirit Airlines, Inc.*	12,679	605,169

		1,786,521

Building Products 1.4%

AAON, Inc.	7,584	380,565

Advanced Drainage Systems, Inc.	6,718	220,283

American Woodmark Corp.*	2,801	237,021

Apogee Enterprises, Inc.	4,878	211,900

Armstrong Flooring, Inc.*	3,852	37,942

Builders FirstSource, Inc.*	21,060	355,071

Caesarstone Ltd.	4,164	62,585

The accompanying notes are an integral part of the financial statements.

16	|	DWS Small Cap Index VIP

	Shares	Value ($)

Continental Building Products, Inc.*	6,417	170,500

Cornerstone Building Brands, Inc.*	8,775	51,158

CSW Industrials, Inc.	2,741	186,799

Gibraltar Industries, Inc.*	5,959	240,505

Griffon Corp.	6,738	114,007

Insteel Industries, Inc.	3,514	73,161

JELD-WEN Holding, Inc.*	12,590	267,286

Masonite International Corp.*	4,595	242,065

Patrick Industries, Inc.*	4,195	206,352

PGT Innovations, Inc.*	10,476	175,159

Quanex Building Products Corp.	5,994	113,227

Simpson Manufacturing Co., Inc.	8,271	549,691

Trex Co., Inc.*	10,857	778,447

Universal Forest Products, Inc.	10,999	418,622

		5,092,346

Commercial Services & Supplies 2.6%

ABM Industries, Inc.	12,307	492,280

Acco Brands Corp.	18,579	146,217

Advanced Disposal Services, Inc.*	13,423	428,328

Brady Corp. “A”	8,834	435,693

BrightView Holdings, Inc.*	5,770	107,957

Casella Waste Systems, Inc. “A”*	8,235	326,353

CECO Environmental Corp.*	5,438	52,150

Charah Solutions, Inc.*	1,307	7,188

Cimpress NV*	4,051	368,195

CompX International, Inc.	395	6,675

Covanta Holding Corp.	21,808	390,581

Deluxe Corp.	8,089	328,899

Ennis, Inc.	4,826	99,029

Healthcare Services Group, Inc.	13,746	416,779

Heritage-Crystal Clean, Inc.*	2,808	73,878

Herman Miller, Inc.	10,897	487,096

HNI Corp.	8,010	283,394

Interface, Inc.	10,990	168,477

Kimball International, Inc. “B”	6,508	113,434

Knoll, Inc.	9,074	208,520

LSC Communications, Inc.	5,898	21,646

Matthews International Corp. “A”	5,668	197,530

McGrath RentCorp.	4,476	278,183

Mobile Mini, Inc.	8,269	251,626

MSA Safety, Inc.	6,526	687,775

Multi-Color Corp.	2,621	130,971

NL Industries, Inc.*	1,487	5,428

NRC Group Holdings Corp.*	1,874	20,839

PICO Holdings, Inc.*	3,587	41,681

Pitney Bowes, Inc.	32,965	141,090

Quad Graphics, Inc.	5,771	45,649

R.R. Donnelley & Sons Co.	12,460	24,546

SP Plus Corp.*	4,220	134,745

Steelcase, Inc. “A”	16,081	274,985

Team, Inc.*	5,386	82,514

Tetra Tech, Inc.	10,087	792,334

The Brink’s Co.	9,225	748,885

U.S. Ecology, Inc.	4,077	242,745

UniFirst Corp.	2,798	527,619

Viad Corp.	3,695	244,757

VSE Corp.	1,588	45,560

		9,882,231

Construction & Engineering 1.1%

Aegion Corp.*	5,674	104,402

Ameresco, Inc. “A”*	4,055	59,730

	Shares	Value ($)

Arcosa, Inc.	8,996	338,520

Argan, Inc.	2,754	111,702

Comfort Systems U.S.A., Inc.	6,719	342,602

Concrete Pumping Holdings, Inc.*	2,054	10,516

Construction Partners, Inc. “A”*	2,222	33,374

Dycom Industries, Inc.*	5,618	330,732

EMCOR Group, Inc.	10,332	910,249

Granite Construction, Inc.	8,666	417,528

Great Lakes Dredge & Dock Co.*	11,254	124,244

IES Holdings, Inc.*	1,464	27,596

MasTec, Inc.*	11,092	571,571

MYR Group, Inc.*	2,924	109,211

Northwest Pipe Co.*	1,845	47,564

NV5 Holdings, Inc.*	1,882	153,195

Primoris Services Corp.	8,191	171,438

Sterling Construction Co., Inc.*	4,979	66,818

Tutor Perini Corp.*	7,381	102,374

Willscot Corp.*	9,538	143,452

		4,176,818

Electrical Equipment 0.9%

Allied Motion Technologies, Inc.	1,304	49,422

American Superconductor Corp.*	3,878	35,988

Atkore International Group, Inc.*	8,540	220,930

AZZ, Inc.	4,831	222,323

Bloom Energy Corp. “A”*	10,179	124,896

Encore Wire Corp.	3,800	222,604

Energous Corp.* (a)	5,624	24,577

EnerSys	7,989	547,246

Generac Holdings, Inc.*	11,300	784,333

Plug Power, Inc.* (a)	42,354	95,296

Powell Industries, Inc.	1,591	60,458

Preformed Line Products Co.	538	29,870

Sunrun, Inc.*	20,434	383,342

Thermon Group Holdings, Inc.*	6,011	154,182

TPI Composites, Inc.*	5,329	131,733

Vicor Corp.*	3,362	104,390

Vivint Solar, Inc.*	8,048	58,750

		3,250,340

Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,634	238,028

Machinery 3.9%

Actuant Corp. “A”	10,286	255,196

Alamo Group, Inc.	1,796	179,474

Albany International Corp. “A”	5,341	442,822

Altra Industrial Motion Corp.	11,883	426,362

Astec Industries, Inc.	4,196	136,622

Barnes Group, Inc.	8,829	497,426

Blue Bird Corp.*	2,755	54,246

Briggs & Stratton Corp.	7,536	77,169

Chart Industries, Inc.*	6,549	503,487

CIRCOR International, Inc.*	3,605	165,830

Columbus McKinnon Corp.	4,205	176,484

Commercial Vehicle Group, Inc.*	5,504	44,142

Douglas Dynamics, Inc.	4,133	164,452

Energy Recovery, Inc.*	7,028	73,232

EnPro Industries, Inc.	3,798	242,464

ESCO Technologies, Inc.	4,713	389,388

Evoqua Water Technologies Corp.*	13,832	196,968

Federal Signal Corp.	11,026	294,945

Franklin Electric Co., Inc.	8,531	405,222

Gencor Industries, Inc.*	1,725	22,425

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	17

	Shares	Value ($)

Gorman-Rupp Co.	3,319	108,963

Graham Corp.	1,680	33,953

Greenbrier Companies, Inc.	5,932	180,333

Harsco Corp.*	14,744	404,575

Helios Technologies, Inc.	5,410	251,078

Hillenbrand, Inc.	11,436	452,523

Hurco Companies, Inc.	1,130	40,183

Hyster-Yale Materials Handling, Inc.	1,866	103,115

John Bean Technologies Corp.	5,762	697,951

Kadant, Inc.	2,026	183,981

Kennametal, Inc.	15,171	561,175

L.B. Foster Co. “A”*	1,846	50,470

Lindsay Corp.	1,993	163,845

Luxfer Holdings PLC	5,023	123,164

Lydall, Inc.*	3,097	62,559

Manitowoc Co., Inc.*	6,682	118,940

Meritor, Inc.*	14,819	359,361

Milacron Holdings Corp.*	12,763	176,129

Miller Industries, Inc.	2,025	62,269

Mueller Industries, Inc.	10,271	300,632

Mueller Water Products, Inc. “A”	28,965	284,436

Navistar International Corp.*	9,158	315,493

NN, Inc.	7,650	74,664

Omega Flex, Inc.	507	38,943

Park-Ohio Holdings Corp.	1,663	54,197

Proto Labs, Inc.*	4,981	577,896

RBC Bearings, Inc.*	4,480	747,309

REV Group, Inc.	4,959	71,459

Rexnord Corp.*	19,441	587,507

Spartan Motors, Inc.	6,560	71,898

SPX Corp.*	8,061	266,174

SPX FLOW, Inc.*	7,762	324,917

Standex International Corp.	2,291	167,564

Tennant Co.	3,329	203,735

Terex Corp.	11,702	367,443

The Eastern Co.	1,014	28,412

Titan International, Inc.	9,043	44,220

TriMas Corp.*	8,478	262,564

Twin Disc, Inc.*	2,015	30,427

Wabash National Corp.	10,231	166,458

Watts Water Technologies, Inc. “A”	5,091	474,379

Welbilt, Inc.*	23,972	400,332

		14,743,982

Marine 0.1%

Costamare, Inc.	8,752	44,898

Eagle Bulk Shipping, Inc.*	8,691	45,541

Genco Shipping & Trading Ltd.*	2,821	23,809

Matson, Inc.	7,858	305,283

Safe Bulkers, Inc.*	9,520	14,851

Scorpio Bulkers, Inc.	9,412	43,295

		477,677

Professional Services 1.6%

Acacia Research Corp.*	8,909	26,371

ASGN, Inc.*	9,445	572,367

Barrett Business Services, Inc.	1,338	110,519

BG Staffing, Inc.	1,876	35,419

CBIZ, Inc.*	9,474	185,596

CRA International, Inc.	1,379	52,857

Exponent, Inc.	9,557	559,467

Forrester Research, Inc.	1,987	93,449

Franklin Covey Co.*	1,793	60,962

	Shares	Value ($)

FTI Consulting, Inc.*	6,967	584,113

GP Strategies Corp.*	2,366	35,679

Heidrick & Struggles International, Inc.	3,512	105,255

Huron Consulting Group, Inc.*	4,142	208,674

ICF International, Inc.	3,353	244,098

Innerworkings, Inc.*	8,230	31,438

Insperity, Inc.	7,162	874,767

Kelly Services, Inc. “A”	6,122	160,335

Kforce, Inc.	4,128	144,851

Korn/Ferry International	10,426	417,770

Mistras Group, Inc.*	3,243	46,602

Navigant Consulting, Inc.	7,193	166,806

Resources Connection, Inc.	5,505	88,135

TriNet Group, Inc.*	8,257	559,824

TrueBlue, Inc.*	7,431	163,928

Upwork, Inc.*	10,144	163,115

WageWorks, Inc.*	7,391	375,389

Willdan Group, Inc.*	1,863	69,397

		6,137,183

Road & Rail 0.5%

ArcBest Corp.	4,775	134,225

Avis Budget Group, Inc.*	10,921	383,982

Covenant Transportation Group, Inc. “A”*	2,308	33,951

Daseke, Inc.*	8,679	31,245

Heartland Express, Inc.	8,605	155,492

Hertz Global Holdings, Inc.* (a)	12,032	192,031

Marten Transport Ltd.	7,311	132,695

P.A.M. Transportation Services, Inc.*	333	20,646

Roadrunner Transportation Systems, Inc.*	653	6,236

Saia, Inc.*	4,782	309,252

U.S. Xpress Enterprises, Inc. “A”*	3,914	20,118

Universal Logistics Holdings, Inc.	1,573	35,345

Werner Enterprises, Inc.	8,423	261,787

YRC Worldwide, Inc.*	6,102	24,591

		1,741,596

Trading Companies & Distributors 1.3%

Aircastle Ltd.	9,667	205,520

Applied Industrial Technologies, Inc.	7,088	436,125

Beacon Roofing Supply, Inc.*	12,550	460,836

BlueLinx Holdings, Inc.* (a)	1,673	33,142

BMC Stock Holdings, Inc.*	12,216	258,979

CAI International, Inc.*	3,152	78,233

DXP Enterprises, Inc.*	3,009	114,011

EVI Industries, Inc. (a)	839	32,109

Foundation Building Materials, Inc.*	2,698	47,970

GATX Corp.	6,676	529,340

General Finance Corp.*	2,432	20,356

GMS, Inc.*	5,827	128,194

H&E Equipment Services, Inc.	5,904	171,747

Herc Holdings, Inc.*	4,455	204,173

Kaman Corp.	5,111	325,520

Lawson Products, Inc.*	770	28,282

MRC Global, Inc.*	14,694	251,561

NOW, Inc.*	20,014	295,407

Rush Enterprises, Inc. “A”	5,088	185,814

Rush Enterprises, Inc. “B”	817	30,155

SiteOne Landscape Supply, Inc.* (a)	7,551	523,284

The accompanying notes are an integral part of the financial statements.

18	|	DWS Small Cap Index VIP

	Shares	Value ($)

Systemax, Inc.	2,247	49,794

Textainer Group Holdings Ltd.*	5,028	50,682

Titan Machinery, Inc.*	3,437	70,733

Transcat, Inc.*	1,257	32,167

Triton International Ltd.	10,505	344,144

Veritiv Corp.*	2,394	46,491

Willis Lease Finance Corp.*	574	33,476

		4,988,245

Information Technology 13.0%
Communications Equipment 1.2%

Acacia Communications, Inc.*	6,927	326,677

ADTRAN, Inc.	8,930	136,183

Aerohive Networks, Inc.*	8,086	35,821

Applied Optoelectronics, Inc.* (a)	3,437	35,332

CalAmp Corp.*	6,174	72,112

Calix, Inc.*	8,113	53,221

Casa Systems, Inc.*	5,871	37,751

Clearfield, Inc.*	2,171	28,766

Comtech Telecommunications Corp.	4,360	122,560

DASAN Zhone Solutions, Inc.*	1,081	14,042

Digi International, Inc.*	5,352	67,863

Extreme Networks, Inc.*	21,664	140,166

Finisar Corp.*	21,170	484,158

Harmonic, Inc.*	16,113	89,427

Infinera Corp.*	32,409	94,310

Inseego Corp.*	8,243	39,484

InterDigital, Inc.	5,879	378,608

KVH Industries, Inc.*	2,950	32,067

Lumentum Holdings, Inc.*	14,139	755,164

NETGEAR, Inc.*	5,758	145,620

NetScout Systems, Inc.*	13,816	350,788

Plantronics, Inc.	6,180	228,907

Ribbon Communications, Inc.*	11,054	54,054

TESSCO Technologies, Inc.	1,151	20,557

Viavi Solutions, Inc.*	42,496	564,772

		4,308,410

Electronic Equipment, Instruments & Components 2.4%

Airgain, Inc.*	1,707	24,154

Akoustis Technologies, Inc.*	4,631	29,638

Anixter International, Inc.*	5,634	336,406

Arlo Technologies, Inc.*	14,235	57,082

AVX Corp.	8,709	144,569

Badger Meter, Inc.	5,281	315,223

Bel Fuse, Inc. “B”	1,697	29,138

Belden, Inc.	7,204	429,142

Benchmark Electronics, Inc.	7,129	179,080

Coda Octopus Group, Inc.*	856	11,171

Control4 Corp.*	5,004	118,845

CTS Corp.	6,003	165,563

Daktronics, Inc.	6,822	42,092

ePlus, Inc.*	2,436	167,938

Fabrinet*	6,737	334,627

FARO Technologies, Inc.*	3,182	167,310

Fitbit, Inc. “A”*	40,883	179,885

II-VI, Inc.*	11,614	424,608

Insight Enterprises, Inc.*	6,548	381,094

Iteris, Inc.*	5,537	28,626

Itron, Inc.*	6,336	396,444

KEMET Corp.	10,526	197,994

Kimball Electronics, Inc.*	4,651	75,532

Knowles Corp.*	15,029	275,181

	Shares	Value ($)

Methode Electronics, Inc.	6,769	193,390

MTS Systems Corp.	3,316	194,086

Napco Security Technologies, Inc.*	2,167	64,317

nLight, Inc.*	5,995	115,104

Novanta, Inc.*	6,222	586,735

OSI Systems, Inc.*	3,056	344,197

PAR Technology Corp.* (a)	2,087	58,853

Park Electrochemical Corp.	3,272	54,610

PC Connection, Inc.	2,047	71,604

PCM, Inc.*	1,749	61,285

Plexus Corp.*	5,452	318,233

Rogers Corp.*	3,419	590,051

Sanmina Corp.*	12,511	378,833

ScanSource, Inc.*	4,775	155,474

Tech Data Corp.*	6,804	711,698

TTM Technologies, Inc.*	18,321	186,874

Vishay Intertechnology, Inc.	24,532	405,269

Vishay Precision Group, Inc.*	1,981	80,488

Wrap Technologies, Inc.*	1,399	8,702

		9,091,145

IT Services 2.2%

Brightcove, Inc.*	7,156	73,921

Carbonite, Inc.*	6,118	159,313

Cardtronics PLC “A”*	7,024	191,896

Cass Information Systems, Inc.	2,580	125,078

Conduent, Inc.*	31,957	306,468

CSG Systems International, Inc.	6,078	296,789

Endurance International Group Holdings, Inc.*	12,838	61,622

EVERTEC, Inc.	11,206	366,436

Evo Payments, Inc. “A”*	5,775	182,086

Exela Technologies, Inc.*	9,127	19,988

Exlservice Holdings, Inc.*	6,193	409,543

GTT Communications, Inc.* (a)	6,146	108,170

I3 Verticals, Inc. “A”*	1,673	49,270

Information Services Group, Inc.*	5,870	18,549

International Money Express, Inc.*	2,387	33,657

KBR, Inc.	26,173	652,755

Limelight Networks, Inc.*	21,456	57,931

LiveRamp Holdings, Inc.*	12,613	611,478

ManTech International Corp. “A”	4,949	325,892

MAXIMUS, Inc.	11,754	852,635

NIC, Inc.	12,148	194,854

Paysign, Inc.*	5,502	73,562

Perficient, Inc.*	5,961	204,581

Perspecta, Inc.	26,134	611,797

Presidio, Inc.	8,527	116,564

PRGX Global, Inc.*	3,855	25,906

Priority Technology Holdings, Inc.*	1,214	9,530

Science Applications International Corp.	10,970	949,563

StarTek, Inc.*	2,999	24,502

Sykes Enterprises, Inc.*	7,204	197,822

The Hackett Group, Inc.	4,674	78,476

TTEC Holdings, Inc.	2,693	125,467

Tucows, Inc. “A”* (a)	1,707	104,161

U.S.A. Technologies, Inc.* (a)	10,544	78,342

Unisys Corp.* (a)	9,633	93,633

Verra Mobility Corp.*	18,191	238,120

Virtusa Corp.*	5,315	236,145

		8,266,502

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	19

	Shares	Value ($)

Semiconductors & Semiconductor Equipment 2.3%

Adesto Technologies Corp.*	5,181	42,225

Advanced Energy Industries, Inc.*	7,032	395,691

Alpha & Omega Semiconductor Ltd.*	3,567	33,316

Ambarella, Inc.*	5,831	257,322

Amkor Technology, Inc.*	18,234	136,026

Aquantia Corp.*	5,186	67,574

Axcelis Technologies, Inc.*	6,132	92,287

AXT, Inc.*	7,189	28,468

Brooks Automation, Inc.	13,112	508,090

Cabot Microelectronics Corp.	5,357	589,699

CEVA, Inc.*	4,021	97,911

Cirrus Logic, Inc.*	10,947	478,384

Cohu, Inc.	7,505	115,802

Diodes, Inc.*	7,585	275,866

DSP Group, Inc.*	4,006	57,526

Enphase Energy, Inc.*	16,966	309,290

FormFactor, Inc.*	13,788	216,058

GSI Technology, Inc.*	2,812	24,099

Ichor Holdings Ltd.*	4,014	94,891

Impinj, Inc.*	2,726	78,018

Inphi Corp.*	8,303	415,980

Lattice Semiconductor Corp.*	23,034	336,066

MACOM Technology Solutions Holdings, Inc.*	8,502	128,635

MaxLinear, Inc.*	12,037	282,147

Nanometrics, Inc.*	4,288	148,837

NeoPhotonics Corp.*	7,335	30,660

NVE Corp.	878	61,135

PDF Solutions, Inc.*	5,065	66,453

Photronics, Inc.*	12,085	99,097

Power Integrations, Inc.	5,238	419,983

Rambus, Inc.*	20,379	245,363

Rudolph Technologies, Inc.*	5,662	156,441

Semtech Corp.*	12,175	585,009

Silicon Laboratories, Inc.*	7,940	820,996

SMART Global Holdings, Inc.*	2,472	56,831

SunPower Corp.*	11,606	124,068

Synaptics, Inc.*	6,426	187,254

Ultra Clean Holdings, Inc.*	7,071	98,428

Veeco Instruments, Inc.*	9,065	110,774

Xperi Corp.	9,094	187,246

		8,459,946

Software 4.6%

8x8, Inc.*	17,313	417,243

A10 Networks, Inc.*	10,302	70,260

ACI Worldwide, Inc.*	20,157	692,191

Agilysys, Inc.*	3,264	70,078

Alarm.com Holdings, Inc.*	6,789	363,212

Altair Engineering, Inc. “A”*	7,123	287,698

Amber Road, Inc.*	4,610	60,207

American Software, Inc. “A”	5,172	68,012

Appfolio, Inc. “A”*	2,829	289,322

Appian Corp.*	5,760	207,763

Avaya Holdings Corp.*	20,501	244,167

Benefitfocus, Inc.*	5,473	148,592

Blackbaud, Inc.	9,029	753,921

Blackline, Inc.*	7,903	422,890

Bottomline Technologies de, Inc.*	7,917	350,248

Box, Inc. “A”*	26,468	466,101

Carbon Black, Inc.*	10,306	172,316

ChannelAdvisor Corp.*	4,781	41,882

	Shares	Value ($)

Cision Ltd.*	16,915	198,413

Cloudera, Inc.*	43,605	229,362

CommVault Systems, Inc.*	6,318	313,499

Cornerstone OnDemand, Inc.*	10,345	599,286

Digimarc Corp.*	2,112	93,752

Digital Turbine, Inc.*	14,294	71,470

Domo, Inc. “B”*	3,200	87,424

Ebix, Inc. (a)	4,277	214,791

eGain Corp.*	4,063	33,073

Envestnet, Inc.*	8,828	603,570

Everbridge, Inc.*	6,025	538,755

Five9, Inc.*	10,875	557,779

ForeScout Technologies, Inc.*	7,498	253,882

Gty Govtech, Inc.*	5,564	38,113

Ideanomics, Inc.*	9,455	23,259

Instructure, Inc.*	6,215	264,138

Intelligent Systems Corp.*	1,260	36,275

j2 Global, Inc.	8,618	766,054

LivePerson, Inc.*	11,236	315,057

Majesco*	1,211	11,274

MicroStrategy, Inc. “A”*	1,527	218,834

Mitek Systems, Inc.*	6,808	67,672

MobileIron, Inc.*	17,653	109,449

Model N, Inc.*	5,989	116,786

Monotype Imaging Holdings, Inc.	7,591	127,832

OneSpan, Inc.*	6,052	85,757

Phunware, Inc.*	1,524	4,740

Progress Software Corp.	8,215	358,338

PROS Holdings, Inc.*	6,076	384,368

Q2 Holdings, Inc.*	7,401	565,140

QAD, Inc. “A”	2,036	81,868

Qualys, Inc.*	6,284	547,211

Rapid7, Inc.*	8,887	514,024

Rimini Street, Inc.*	3,637	19,276

SailPoint Technologies Holding, Inc.*	15,842	317,474

SecureWorks Corp. “A”*	1,587	21,091

SharpSpring, Inc.*	1,580	20,524

ShotSpotter, Inc.*	1,482	65,504

SPS Commerce, Inc.*	3,319	339,235

SVMK, Inc.*	15,500	255,905

Synchronoss Technologies, Inc.*	7,059	55,837

Telaria, Inc.*	8,032	60,401

TeleNav, Inc.*	6,158	49,264

Tenable Holdings, Inc.*	6,839	195,185

TiVo Corp.	22,711	167,380

Upland Software, Inc.*	4,151	188,995

Varonis Systems, Inc.*	5,478	339,307

Verint Systems, Inc.*	12,090	650,200

Virnetx Holding Corp.* (a)	11,475	71,260

Workiva, Inc.*	6,474	376,075

Yext, Inc.*	17,171	344,965

Zix Corp.*	9,873	89,746

Zuora, Inc. “A”*	15,747	241,244

		17,426,216

Technology Hardware, Storage & Peripherals 0.3%

3D Systems Corp.* (a)	20,985	190,964

AstroNova, Inc.	1,262	32,610

Avid Technology, Inc.*	5,253	47,907

Cray, Inc.*	7,540	262,543

Diebold Nixdorf, Inc.*	14,185	129,935

Electronics for Imaging, Inc.*	7,922	292,401

Immersion Corp.*	5,748	43,742

The accompanying notes are an integral part of the financial statements.

20	|	DWS Small Cap Index VIP

	Shares	Value ($)

Sonim Technologies, Inc.*	662	8,427

Stratasys Ltd.*	9,501	279,044

		1,287,573

Materials 3.9%
Chemicals 2.0%

Advanced Emissions Solutions, Inc.	2,919	36,896

AdvanSix, Inc.*	5,342	130,505

American Vanguard Corp.	5,200	80,132

Amyris, Inc.* (a)	7,231	25,742

Balchem Corp.	5,947	594,522

Chase Corp.	1,350	145,314

Ferro Corp.*	15,097	238,533

Flotek Industries, Inc.*	9,983	33,044

FutureFuel Corp.	4,721	55,188

GCP Applied Technologies, Inc.*	9,983	226,015

H.B. Fuller Co.	9,404	436,346

Hawkins, Inc.	1,751	76,011

Ingevity Corp.*	7,768	816,961

Innophos Holdings, Inc.	3,699	107,678

Innospec, Inc.	4,488	409,485

Intrepid Potash, Inc.*	17,507	58,823

Koppers Holdings, Inc.*	3,533	103,729

Kraton Corp.*	5,821	180,858

Kronos Worldwide, Inc.	4,040	61,893

Livent Corp.*	27,070	187,324

LSB Industries, Inc.*	3,974	15,499

Marrone Bio Innovations, Inc.* (a)	10,223	15,334

Minerals Technologies, Inc.	6,507	348,190

Omnova Solutions, Inc.*	8,183	50,980

Orion Engineered Carbons SA	11,006	235,638

PolyOne Corp.	14,386	451,576

PQ Group Holdings, Inc.*	6,987	110,744

Quaker Chemical Corp.	2,423	491,578

Rayonier Advanced Materials, Inc. (a)	9,091	59,001

Sensient Technologies Corp.	7,822	574,761

Stepan Co.	3,778	347,236

Trecora Resources*	4,191	40,108

Tredegar Corp.	4,740	78,779

Trinseo SA	7,566	320,344

Tronox Holdings PLC “A”*	17,747	226,807

Valhi, Inc.	4,843	14,384

		7,385,958

Construction Materials 0.1%

Forterra, Inc.*	3,676	18,270

Summit Materials, Inc. “A”*	20,786	400,130

U.S. Concrete, Inc.*	2,958	146,983

United States Lime & Minerals, Inc.	377	30,160

		595,543

Containers & Packaging 0.1%

Greif, Inc. “A”	4,769	155,231

Greif, Inc. “B”	1,154	50,372

Myers Industries, Inc.	6,632	127,799

UFP Technologies, Inc.*	1,205	50,140

		383,542

Metals & Mining 1.3%

AK Steel Holding Corp.* (a)	58,393	138,391

Allegheny Technologies, Inc.*	23,251	585,925

Carpenter Technology Corp.	8,710	417,906

	Shares	Value ($)

Century Aluminum Co.*	8,889	61,423

Cleveland-Cliffs, Inc. (a)	52,046	555,331

Coeur Mining, Inc.*	37,533	162,893

Commercial Metals Co.	21,807	389,255

Compass Minerals International, Inc.	6,307	346,570

Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units) (b)	12,466	0

Global Brass & Copper Holdings, Inc.	3,908	170,897

Gold Resource Corp.	11,352	38,370

Haynes International, Inc.	2,364	75,199

Hecla Mining Co.	89,033	160,259

Kaiser Aluminum Corp.	2,970	289,902

Materion Corp.	3,751	254,355

Mayville Engineering Co., Inc.*	1,165	16,077

Novagold Resources, Inc.*	42,758	252,700

Olympic Steel, Inc.	1,747	23,846

Ramaco Resources, Inc.*	1,195	6,357

Ryerson Holding Corp.*	2,757	22,966

Schnitzer Steel Industries, Inc. “A”	4,639	121,403

SunCoke Energy, Inc.*	15,780	140,126

Synalloy Corp.	1,549	24,195

TimkenSteel Corp.*	7,267	59,081

Warrior Met Coal, Inc.	9,566	249,864

Worthington Industries, Inc.	7,242	291,563

		4,854,854

Paper & Forest Products 0.4%

Boise Cascade Co.	7,158	201,212

Clearwater Paper Corp.*	2,964	54,804

Louisiana-Pacific Corp.	22,928	601,172

Neenah, Inc.	3,084	208,324

P.H. Glatfelter Co.	8,168	137,876

Schweitzer-Mauduit International, Inc.	5,751	190,818

Verso Corp. “A”*	6,457	123,006

		1,517,212

Real Estate 7.6%
Equity Real Estate Investment Trusts (REITs) 6.9%

Acadia Realty Trust	15,032	411,426

Agree Realty Corp.	6,942	444,635

Alexander & Baldwin, Inc.	12,668	292,631

Alexander’s, Inc.	393	145,528

American Assets Trust, Inc.	8,584	404,478

American Finance Trust, Inc.	19,757	215,351

Armada Hoffler Properties, Inc.	9,595	158,797

Ashford Hospitality Trust	17,370	51,589

Bluerock Residential Growth REIT, Inc.	3,897	45,790

Braemar Hotels & Resorts, Inc.	5,814	57,559

BRT Apartments Corp.	1,928	27,243

CareTrust REIT, Inc.	17,627	419,170

CatchMark Timber Trust, Inc. “A”	8,978	93,820

CBL & Associates Properties, Inc. (a)	33,152	34,478

Cedar Realty Trust, Inc.	14,993	39,731

Chatham Lodging Trust	8,480	160,018

Chesapeake Lodging Trust	11,032	313,529

CIM Commercial Trust Corp.	760	15,671

City Office REIT, Inc.	7,023	84,206

Clipper Realty, Inc.	2,541	28,408

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	21

	Shares	Value ($)

Community Healthcare Trust, Inc.	3,309	130,408

CoreCivic, Inc.	22,020	457,135

CorEnergy Infrastructure Trust, Inc.	2,377	94,272

CorePoint Lodging, Inc.	7,524	93,222

DiamondRock Hospitality Co.	36,992	382,497

Easterly Government Properties, Inc.	12,595	228,095

EastGroup Properties, Inc.	6,702	777,298

Essential Properties Realty Trust, Inc.	9,144	183,246

Farmland Partners, Inc. (a)	5,124	36,124

First Industrial Realty Trust, Inc.	23,282	855,381

Four Corners Property Trust, Inc.	12,639	345,424

Franklin Street Properties Corp.	19,225	141,880

Front Yard Residential Corp.	9,327	113,976

Getty Realty Corp.	6,156	189,359

Gladstone Commercial Corp.	5,518	117,092

Gladstone Land Corp.	3,001	34,602

Global Medical REIT, Inc.	5,679	59,629

Global Net Lease, Inc.	15,596	305,994

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,372	320,463

Healthcare Realty Trust, Inc.	23,629	740,060

Hersha Hospitality Trust	6,447	106,633

Independence Realty Trust, Inc.	16,608	192,155

Industrial Logistics Properties Trust	12,001	249,861

Innovative Industrial Properties, Inc. (a)	1,732	214,006

Investors Real Estate Trust	2,153	126,316

iStar, Inc.	11,208	139,203

Jernigan Capital, Inc.	3,852	78,966

Kite Realty Group Trust	15,344	232,155

Lexington Realty Trust	42,344	398,457

LTC Properties, Inc.	7,273	332,085

Mack-Cali Realty Corp.	16,755	390,224

Monmouth Real Estate Investment Corp.	16,832	228,074

National Health Investors, Inc.	7,733	603,406

National Storage Affiliates Trust	10,512	304,217

New Senior Investment Group, Inc.	15,248	102,467

NexPoint Residential Trust, Inc.	3,453	142,954

NorthStar Realty Europe Corp.	8,325	136,780

Office Properties Income Trust	8,872	233,067

One Liberty Properties, Inc.	2,909	84,245

Pebblebrook Hotel Trust	24,033	677,250

Pennsylvania Real Estate Investment Trust	12,699	82,543

Physicians Realty Trust	34,308	598,331

Piedmont Office Realty Trust, Inc. “A”	23,116	460,702

PotlatchDeltic Corp.	12,224	476,492

Preferred Apartment Communities, Inc. “A”	8,005	119,675

PS Business Parks, Inc.	3,696	622,887

QTS Realty Trust, Inc. “A”	10,109	466,834

Retail Opportunity Investments Corp.	20,786	356,064

Retail Value, Inc.	2,750	95,700

Rexford Industrial Realty, Inc.	19,175	774,095

RLJ Lodging Trust	31,838	564,806

RPT Realty	14,530	175,958

Ryman Hospitality Properties, Inc.	8,481	687,724

	Shares	Value ($)

Sabra Health Care REIT, Inc.	33,081	651,365

Safehold, Inc. (a)	1,460	44,092

Saul Centers, Inc.	2,207	123,879

Senior Housing Properties Trust	43,766	361,945

Seritage Growth Properties “A”	6,049	259,865

Spirit MTA REIT	7,981	66,562

STAG Industrial, Inc.	23,353	706,195

Summit Hotel Properties, Inc.	19,239	220,671

Sunstone Hotel Investors, Inc.	42,187	578,384

Tanger Factory Outlet Centers, Inc. (a)	16,969	275,067

Terreno Realty Corp.	11,470	562,489

The Geo Group, Inc.	21,998	462,178

UMH Properties, Inc.	6,454	80,094

Uniti Group, Inc.	34,200	324,900

Universal Health Realty Income Trust	2,394	203,322

Urban Edge Properties	21,261	368,453

Urstadt Biddle Properties “A”	5,544	116,424

Washington Prime Group, Inc. (a)	34,580	132,096

Washington Real Estate Investment Trust	14,807	395,791

Whitestone REIT	7,036	89,287

Xenia Hotels & Resorts, Inc.	20,948	436,766

		25,964,372

Real Estate Management & Development 0.7%

Altisource Portfolio Solutions SA*	1,075	21,135

American Realty Investors, Inc.*	447	6,097

Consolidated-Tomoka Land Co.	917	54,745

Cushman & Wakefield PLC*	18,916	338,218

EXP World Holdings, Inc.*	2,942	32,744

Forestar Group, Inc.*	1,945	38,025

FRP Holdings, Inc.*	1,335	74,453

Griffin Land & Nurseries, Inc.	211	7,459

HFF, Inc. “A”	7,056	320,907

Kennedy-Wilson Holdings, Inc.	22,764	468,255

Marcus & Millichap, Inc.*	4,226	130,372

Maui Land & Pineapple Co., Inc.*	1,307	13,449

Newmark Group, Inc. “A”	26,528	238,221

Rafael Holdings, Inc. “B”*	1,946	55,947

RE/MAX Holdings, Inc. “A”	3,363	103,446

Realogy Holdings Corp.	21,033	152,279

Redfin Corp.*	16,304	293,146

Stratus Properties, Inc.*	1,152	37,359

Tejon Ranch Co.*	3,867	64,154

The RMR Group, Inc. “A”	1,296	60,886

The St. Joe Co.*	6,293	108,743

Transcontinental Realty Investors, Inc.*	152	3,896

		2,623,936

Utilities 3.7%
Electric Utilities 1.0%

ALLETE, Inc.	9,577	796,902

El Paso Electric Co.	7,497	490,304

Genie Energy Ltd. “B”	2,658	28,308

MGE Energy, Inc.	6,447	471,147

Otter Tail Corp.	7,281	384,509

PNM Resources, Inc.	14,684	747,562

Portland General Electric Co.	16,581	898,193

Spark Energy, Inc. “A” (a)	2,257	25,256

		3,842,181

The accompanying notes are an integral part of the financial statements.

22	|	DWS Small Cap Index VIP

	Shares	Value ($)

Gas Utilities 1.2%

Chesapeake Utilities Corp.	2,950	280,309

New Jersey Resources Corp.	16,401	816,278

Northwest Natural Holding Co.	5,315	369,393

ONE Gas, Inc.	9,649	871,305

RGC Resources, Inc.	1,479	45,139

South Jersey Industries, Inc.	17,113	577,221

Southwest Gas Holdings, Inc.	9,862	883,832

Spire, Inc.	9,183	770,637

		4,614,114

Independent Power & Renewable Electricity Producers 0.4%

Atlantic Power Corp.*	19,053	46,108

Clearway Energy, Inc. “A”	6,495	105,089

Clearway Energy, Inc. “C”	13,732	231,521

Ormat Technologies, Inc.	7,330	464,649

Pattern Energy Group, Inc. “A”	16,318	376,783

TerraForm Power, Inc. “A”	13,497	193,007

		1,417,157

Multi-Utilities 0.6%

Avista Corp.	12,126	540,820

Black Hills Corp.	11,155	871,986

NorthWestern Corp.	9,359	675,252

Unitil Corp.	2,695	161,404

		2,249,462

Water Utilities 0.5%

American States Water Co.	6,765	508,999

AquaVenture Holdings Ltd.*	2,197	43,874

Artesian Resources Corp. “A”	1,452	53,971

Cadiz, Inc.* (a)	2,333	26,246

California Water Service Group	8,873	449,240

Connecticut Water Service, Inc.	2,233	155,685

Consolidated Water Co., Ltd.	2,624	37,418

Global Water Resources, Inc.	2,048	21,381

Middlesex Water Co.	2,960	175,380

Pure Cycle Corp.*	3,157	33,464

SJW Group	4,859	295,281

York Water Co.	2,451	87,550

		1,888,489
Total Common Stocks (Cost $304,815,352)		370,377,205

	Shares	Value ($)
Rights 0.0%
Health Care 0.0%

GTX, Inc.* (a) (b)	123	252

Omthera Pharmaceutical, Inc.* (b)	1,167	700

Tobira Therapeutics, Inc.* (b)	1,687	101

		1,053

Industrials 0.0%
Hertz Global Holdings, Inc.* (a)	9,745	19,003

Materials 0.0%
Schulman A, Inc., “A”* (b)	5,009	2,169
Total Rights (Cost $15,602)		22,225

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.31%**, 7/18/2019 (c) (Cost $1,518,263)	1,520,000	1,518,528

	Shares	Value ($)
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (d) (e) (Cost $12,293,450)	12,293,450	12,293,450

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.40% (d) (Cost $3,751,160)	3,751,160	3,751,160

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $322,393,827)	103.3	387,962,568
Other Assets and Liabilities, Net	(3.3)	(12,520,921)
Net Assets	100.0	375,441,647

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.28% (d) (e)
14,620,153	—	2,326,703	(f)	—	—	136,850	—	12,293,450	12,293,450
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.40% (d)
4,694,157	62,718,841	63,661,838		—	—	68,920	—	3,751,160	3,751,160
19,314,310	62,718,841	65,988,541		—	—	205,770	—	16,044,610	16,044,610

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $12,031,817, which is 3.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	At June 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	23

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.

At June 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	USD	9/20/2019	56	4,320,691	4,387,880	67,189

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$370,377,205	$—	$—	$370,377,205
Rights (g)	19,003	—	3,222	22,225
Government & Agency Obligation	—	1,518,528	—	1,518,528
Short-Term Investments (g)	16,044,610	—	—	16,044,610
Derivatives (h)
Futures Contracts	67,189	—	—	67,189
Total	$386,508,007	$1,518,528	$3,222	$388,029,757

(g)	See Investment Portfolio for additional detailed categorizations.

(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Small Cap Index VIP

Statement of Assets and Liabilities

as of June 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $306,349,217) — including $12,031,817 of securities loaned	$371,917,958
Investment in DWS Government & Agency Securities Portfolio (cost $12,293,450)*	12,293,450
Investment in DWS Central Cash Management Government Fund (cost $3,751,160)	3,751,160
Cash	11,947
Receivable for investments sold	32,703,879
Receivable for Fund shares sold	471,261
Dividends receivable	400,189
Interest receivable	22,984
Receivable for variation margin on futures contracts	62,505
Other assets	2,153
Total assets	421,637,486

Liabilities
Payable upon return of securities loaned	12,293,450
Payable for investments purchased	33,666,359
Payable for Fund shares redeemed	52,226
Accrued management fee	55,268
Accrued Trustees’ fees	2,121
Other accrued expenses and payables	126,415
Total liabilities	46,195,839
Net assets, at value	$375,441,647

Net Assets Consist of
Distributable earnings (loss)	87,575,682
Paid-in capital	287,865,965
Net assets, at value	$375,441,647

Net Asset Value
Class A

Net Asset Value and redemption price per share ($345,905,587 ÷ 21,842,786 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$15.84
Class B

Net Asset Value offering and redemption price per share ($29,536,060 ÷ 1,862,735 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$15.86

*	Represents collateral on securities loaned

Statement of Operations

for the six months ended June 30, 2019 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $332)	$2,455,773
Interest	17,093
Income distributions — DWS Central Cash Management Government Fund	68,920
Securities lending income, net of borrower rebates	136,850
Total income	2,678,636
Expenses:
Management fee	636,015
Administration fee	181,719
Services to Shareholders	1,795
Recordkeeping fee (Class B)	4,620
Distribution service fee (Class B)	37,764
Custodian fee	20,019
Professional fees	39,978
Reports to shareholders	29,490
Trustees’ fees and expenses	11,563
Other	40,138
Total expenses before expense reductions	1,003,101

Expense reductions	(250,926)
Total expenses after expense reductions	752,175
Net investment income	1,926,461

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	21,889,855
Futures	655,898
22,545,753
Change in net unrealized appreciation (depreciation) on:
Investments	31,418,286
Futures	360,286
Foreign currency	55
$31,778,627
Net gain (loss)	54,324,380
Net increase (decrease) in net assets resulting from operations	$56,250,841

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income (loss)	$1,926,461	$4,120,982
Net realized gain (loss)	22,545,753	32,583,952
Change in net unrealized appreciation (depreciation)	31,778,627	(78,598,339)
Net increase (decrease) in net assets resulting from operations	56,250,841	(41,893,405)
Distributions to shareholders:
Class A	(33,194,342)	(28,419,168)
Class B	(2,947,799)	(2,572,476)
Total distributions	(36,142,141)	(30,991,644)
Fund share transactions:
Class A
Proceeds from shares sold	36,817,643	41,172,754
Reinvestment of distributions	33,194,342	28,419,168
Payments for shares redeemed	(50,760,557)	(54,633,970)
Net increase (decrease) in net assets from Class A share transactions	19,251,428	14,957,952
Class B
Proceeds from shares sold	1,806,231	18,227,770
Reinvestment of distributions	2,947,799	2,572,476
Payments for shares redeemed	(4,762,110)	(21,601,323)
Net increase (decrease) in net assets from Class B share transactions	(8,080)	(801,077)
Increase (decrease) in net assets	39,352,048	(58,728,174)
Net assets at beginning of period	336,089,599	394,817,773

Net assets at end of period	$375,441,647	$336,089,599

Other Information
Class A
Shares outstanding at beginning of period	20,590,649	19,690,579
Shares sold	2,193,147	2,269,653
Shares issued to shareholders in reinvestment of distributions	2,089,008	1,663,885
Shares redeemed	(3,030,018)	(3,033,468)
Net increase (decrease) in Class A shares	1,252,137	900,070

Shares outstanding at end of period	21,842,786	20,590,649
Class B
Shares outstanding at beginning of period	1,861,335	1,897,242
Shares sold	112,220	982,362
Shares issued to shareholders in reinvestment of distributions	185,163	150,437
Shares redeemed	(295,983)	(1,168,706)
Net increase (decrease) in Class B shares	1,400	(35,907)

Shares outstanding at end of period	1,862,735	1,861,335

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

	Six Months Ended 6/30/19		Years Ended December 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$14.97		$18.29	$16.78	$15.18	$17.33	$17.69
Income (loss) from investment operations:
Net investment income (loss)[a]	.09		.19	.17	.18	.19	.17
Net realized and unrealized gain (loss)	2.44		(2.06)	2.16	2.76	(.87)	.59
Total from investment operations	2.53		(1.87)	2.33	2.94	(.68)	.76
Less distributions from:
Net investment income	(.18)		(.18)	(.17)	(.17)	(.18)	(.17)
Net realized gains	(1.48)		(1.27)	(.65)	(1.17)	(1.29)	(.95)
Total distributions	(1.66)		(1.45)	(.82)	(1.34)	(1.47)	(1.12)
Net asset value, end of period	$15.84		$14.97	$18.29	$16.78	$15.18	$17.33
Total Return (%)[b]	16.88	**	(11.23)	14.33	21.03	(4.60)	4.74

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	346		308	360	343	284	313
Ratio of expenses before expense reductions (%)[c]	.53	*	.51	.51	.53	.54	.53
Ratio of expenses after expense reductions (%)[c]	.39	*	.41	.44	.45	.45	.47
Ratio of net investment income (loss) (%)	1.09	*	1.03	1.00	1.25	1.14	1.04
Portfolio turnover rate (%)	16	**	17	15	18	21	21

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/19		Years Ended December 31,
Class B	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$14.97		$18.28	$16.77	$15.17	$17.31	$17.68
Income (loss) from investment operations:
Net investment income (loss)[a]	.06		.14	.13	.15	.14	.13
Net realized and unrealized gain (loss)	2.44		(2.05)	2.15	2.75	(.86)	.57
Total from investment operations	2.50		(1.91)	2.28	2.90	(.72)	.70
Less distributions from:
Net investment income	(.13)		(.13)	(.12)	(.13)	(.13)	(.12)
Net realized gains	(1.48)		(1.27)	(.65)	(1.17)	(1.29)	(.95)
Total distributions	(1.61)		(1.40)	(.77)	(1.30)	(1.42)	(1.07)
Net asset value, end of period	$15.86		$14.97	$18.28	$16.77	$15.17	$17.31
Total Return (%)[b]	16.70	**	(11.42)	14.03	20.71	(4.85)	4.47

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30		28	35	30	25	27
Ratio of expenses before expense reductions (%)[c]	.81	*	.80	.78	.78	.79	.79
Ratio of expenses after expense reductions (%)[c]	.65	*	.67	.70	.71	.71	.72
Ratio of net investment income (loss) (%)	.78	*	.77	.76	.99	.88	.80
Portfolio turnover rate (%)	16	**	17	15	18	21	21

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	27

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or

28	|	DWS Small Cap Index VIP

evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co. serves as securities lending agent for the Fund, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the six months ended June 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2019, the Fund had securities on loan, which were classified as common stock and rights in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements as of June 30, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$12,268,970	$—	$—	$—	$12,268,970
Rights	24,480	—	—	—	24,480
Total Borrowings	$12,293,450	$—	$—	$—	$12,293,450

Gross amount of recognized liabilities for securities lending transactions:					$12,293,450

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At June 30, 2019, the aggregate cost of investments for federal income tax purposes was $324,830,719. The net unrealized appreciation for all investments based on tax cost was $63,131,849. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $106,224,951 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $43,093,102.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

DWS Small Cap Index VIP	|	29

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2019, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2019, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from $4,388,000 to approximately $16,056,000.

30	|	DWS Small Cap Index VIP

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$67,189

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$655,898

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$360,286

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $55,780,228 and $67,984,117, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2019 through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.39%
Class B	.65%

For the six months ended June 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$227,210
Class B	23,716
$250,926

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets,

DWS Small Cap Index VIP	|	31

computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $181,719, of which $29,790 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2019, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2019
Class B	$37,764	$5,848

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2019
Class A	$522	$168
Class B	110	36
	$632	$204

Typesetting and Filing Service Fees. Under an agreement with the fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,618, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2019.

F. Ownership of the Fund

At June 30, 2019, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 38%, 17% and 12%, respectively. At June 30, 2019, three participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 48%, 15% and 14%, respectively.

32	|	DWS Small Cap Index VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2019

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/19	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,168.80	$1,167.00
Expenses Paid per $1,000*	$2.10	$3.49

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/19	$1,000.00	$1,000.00
Ending Account Value 6/30/19	$1,022.86	$1,021.57
Expenses Paid per $1,000*	$1.96	$3.26

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.39%	.65%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

DWS Small Cap Index VIP	|	33

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

34	|	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

DWS Small Cap Index VIP	|	35

Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA

36	|	DWS Small Cap Index VIP

for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Small Cap Index VIP	|	37

Notes

Notes

vit-scif-3 (R-028372-8 8/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within six months of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the six-month period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/21/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/21/2019